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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number_811-7986


                          The Alger Institutional Fund


              -----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end:   October 31


Date of reporting period:  October 31, 2003

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


                                    THE ALGER
                               INSTITUTIONAL FUND
                      (FORMERLY THE ALGER RETIREMENT FUND)



                     ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
                           ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
                       ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
                ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
                            ALGER BALANCED INSTITUTIONAL PORTFOLIO
         ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO






                                  ANNUAL REPORT
                                OCTOBER 31, 2003


                                     [LOGO]

Dear Shareholders,
                                                               December 11, 2003

THE YEAR IN REVIEW

      The fiscal year ended October 31, 2003, was dramatic, both economically and politically. It began shortly after the Dow hit a five year low and ended with a robust recovery. At the beginning of 2003, the markets had been down three years in a row, something that hadn't happened since 1939-1941. Overshadowed by national security concerns, the markets remained essentially stagnant into the spring. The looming American-led invasion of Iraq dominated the headlines and the attention of the American public. In spite of encouraging economic data, both Wall Street and Main Street were preoccupied with war. On March 19th, the United States invaded Iraq. The markets then fluctuated with the perceived progress of the military campaign. Later in the spring, as the U.S. military achieved success, at least relative to very pessimistic media opinion, the markets recovered dramatically.

      Throughout 2003, the U.S. economy grew steadily, aided by the Federal Reserve, by tax policy, and by improving corporate outlooks. On June 25, 2003, the Fed cut the Fed Funds Rate to 1.00%, a 40 year low. The combination of low interest rates, tax cuts, increased federal spending and the mortgage refinancing boom boosted the economy significantly. Fueled by a spike in consumer spending and high productivity, third quarter GDP growth soared to 8.2%, the highest rate since 1984. Productivity growth also was exceptional in 2003, as it was in 2002. The one soft spot was the job market. Historically, there has always been a lag time between economic recovery and job creation. For the month of October, the unemployment rate was at 6.0%, just below its peak of 6.4%.

      By the end of our fiscal year, the public mood had shifted. Both the economy and the markets experienced remarkable growth, and investors seemed to have gained a level of rational confidence that was absent from both the bull market of the late 1990s and the bear market of 2000 through 2002. The Dow rose 17% in the 12 months ended October 31, 2003. The S&P 500 rose 19%, while the Nasdaq Composite was up a staggering 45%. Interest rates and inflation remained low, though interest rates did increase as the economy picked up. The yield on the US Treasury 10-year note was pushed up to 4.30% at October 31, up from 3.89% a year earlier.

PORTFOLIO MATTERS

Alger LargeCap Growth Institutional Portfolio

      The Alger LargeCap Growth Institutional Portfolio increased by 23.10% during the 12 months ended October 31, 2003, while the Russell 1000 Growth Index increased by 21.81%. Reasons we outperformed: first, a solid overweighting of the technology sector, at more than 28% of the portfolio, was key, as this sector led the market recovery, with strong returns from Intel, Veritas, and Cisco; and second, a similar overweighting in consumer stocks where both retail and internet stocks like Best Buy and eBay performed well. In both sectors, stock selection was a strong positive contributor. Our stocks outperformed the Russell 1000 Growth Index in every sector except for telecommunication services. We were market weighted in health care stocks, at just over 26% of the portfolio, and performed in line with the sector here. We were hurt by Tenet Healthcare and HCA, but these were offset by strong performers such as Boston Scientific Corporation. A notable misjudgment was General Dynamics, which we sold in frustration at or near the low for the year.

Alger Small Cap Institutional Portfolio

      The Alger Small Cap Institutional Portfolio grew 37.65% during the 12 months ended October 31, 2003, while the Russell 2000 Growth Index grew 46.53%. Our information technology holdings, representing an average of 27% of the portfolio, did quite well, but underperformed the Russell 2000 Growth Index. Our industrial stocks were slightly above market weight, and performance was mixed. Our holdings in for-profit education stocks were strong, but our performance was hurt by our holdings in capital goods stocks. Actuant Corporation, a manufacturer of high-end hydraulic equipment and tools, suffered losses as it faced a cautious customer base, and was forced to trim its workforce. Our holdings in the health care sector represented an average of 20% of the portfolio, and underperformed the Russell 2000 Growth Index. Performance was helped by companies such as Pharmaceutical Resources, a manufacturer and distributor of generic drugs, but was hurt by holdings in several health care equipment makers such as Steris. Our holdings in the financial sector outperformed the Russell 2000 Growth Index, with strong returns from stocks such as Doral Financial Corp., a bank that specializes in mortgages, and has a strong presence in Puerto Rico where the housing market is rapidly expanding.

Alger MidCap Growth Institutional Portfolio

      The Alger MidCap Growth Institutional Portfolio increased 37.36% for the 12 months ended October 31, 2003, while the Russell MidCap Growth Index increased 39.31%. Things we got right: in the consumer sector, where the portfolio had over 23% of its assets, we sharply outperformed the Russell MidCap Growth Index, with total returns of just over 79%. This was due to our early and significant positions in NetFlix, an innovative provider of DVDs by mail, and other exciting growth companies like XM Satellite Radio, Leapfrog Enterprises, Tractor Supply, Amazon and Urban Outfitters. The portfolio was hurt by our holdings in energy stocks, which as a sector significantly trailed the returns of the rest of the market; we reduced our exposure to this sector over the course of the year. An average of 27% of the portfolio was in information technology stocks, which contributed to favorable returns for the portfolio. Corporate spending on IT has shown steady improvement throughout the year. One big loser was BISYS Group, a provider of outsourcing and back-office services for financial institutions, which hurt our performance in this sector.

Alger Capital Appreciation Institutional Portfolio

      The Alger Capital Appreciation Institutional Portfolio increased by 23.30% for the 12 months ended October 31, 2003, while the Russell 3000 Growth Index increased by 23.34%. More than 27% of the portfolio holdings were in the information technology sector, which experienced superior returns and outperformed the Russell 3000 Growth Index. Stocks such as Yahoo! Inc., a global internet business and consumer services company, and National Semiconductor Corporation, a maker of analog microchips, experienced triple digit gains. We were above market weight in health care stocks, at 31% of the portfolio, and outperformed the Russell 3000 Growth Index. While the performance of our holdings in this sector was mixed, strong performance from stocks such as Zimmer Holdings and Boston Scientific Corp. boosted our overall returns. The portfolio suffered from our holdings in the consumer staples sector, but we trimmed our positions in this sector over the course of the year and therefore were able to reduce the overall impact on the portfolio's performance.

Alger Balanced Institutional Portfolio

      The Alger Balanced Institutional Portfolio increased by 11.09%, while the Russell 1000 Growth Index increased by 21.81% and the Lehman Brothers Government/Credit Bond Index rose 6.18%. Information technology stocks represented approximately 29% of the portfolio, and outperformed the Russell 1000 Growth Index. Our performance in this sector was boosted by superior returns from Intel Corporation, Yahoo! Inc., and Cisco Systems, Inc. Our holdings in the consumer discretionary sector were above market weight and out-performed the Russell 1000 Growth Index. Internet and retailing stocks like eBay and Best Buy were large contributors to our overall returns. The fixed income portion of the portfolio benefited from its above market weight position in corporate bonds and its underweight position in Treasuries. Corporate credit outperformed Treasuries as the economy improved, as corporations reduced debt levels, and as interest rates rose in response to increased economic activity.

Alger Socially Responsible Growth Institutional Portfolio

      The Alger Socially Responsible Growth Institutional Portfolio increased by 21.44% for the 12 months ended October 31, 2003, while the Russell 3000 Growth Index increased by 23.34%. More than 27% of the portfolio holdings were in the information technology sector, which experienced superior returns and outperformed the Russell 3000 Growth Index. Stocks such as Yahoo! Inc., a global inter-
net business and consumer services company, and National Semiconductor Corporation, a maker of analog microchips, experienced triple digit gains. We were above services. We were market weighted in the health care stocks, at just over 26% of the portfolio, and performed in line with the sector here. We were hurt by Tenet Healthcare and HCA, but these were offset by strong performers such as Boston Scientific Corporation. A notable misjudgment was General Dynamics, which we sold in frustration at or near the low for the year.

LOOKING AHEAD

      As we head into 2004, we believe that the economy will continue to grow at a strong pace. Trillions of dollars sit in money market and savings accounts, and as the economy continues to grow steadily, we believe that investors will look to put those dollars to more productive use in the equity markets. We think that as investors search for better returns on their capital, high quality, high growth companies should do well. Fundamentally, these tend to be companies with management teams that not only led their organizations through the downturn of the last three years, but looked forward while doing so. They continued to invest in their products and services, and they should reap the benefits if the economy accelerates in 2004.

      True, many people are unsettled by the situation in Iraq, the federal deficit, and most importantly, the job market. But consumer demand remains strong and business spending continues to increase. The result should be wage increases or job creation, or both. We expect that consumers will continue to hold up the economy as they have always done. Home mortgage refinancing activity has begun to slow, but federal spending and tax cuts should continue to provide economic liquidity well into 2004. And as a general rule, Wall Street consistently underestimates the ability of consumers to find new ways to maintain spending, so we are not convinced about the recent predictions that the consumer may be tapped out.

      Other signs are also encouraging. Mergers and acquisitions are a necessary component of a healthy economy. At a minimum, M&A activity is a sign that business leaders are optimistic enough about future prospects in their industry that they feel confident to take risks. October 2003 was the biggest month for M&A deals since July 2001, and we expect that M&A activity will continue to increase in the coming fiscal year.

      In short, we believe the year ahead is likely to be shaped by an economy expanding between 3.5% and 4% annually and by rational exuberance in the equity markets. Investors have maintained high expectations for future earnings. They are optimistic, but cautious, as are we. Having survived the bubble and the bust, we, like you, would prefer not to see a repeat of either.

      We hope that we have served you well this year. We know that the issues surrounding trading activities in the mutual fund industry have raised questions, and we are doing everything we can to address your concerns and justify your confidence in us. You have entrusted us to find the best investments, and we hope that we will continue to earn that trust. We strive for the utmost rigor and integrity in our investment process, and going forward, we are committed to making sure that every aspect of our company is run with the same integrity.

      Respectfully submitted,


      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

  ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
  PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2003
  (UNAUDITED)
  PRIOR TO MARCH 1, 2002, THE ALGER LARGECAP INSTITUTIONAL PORTFOLIO WAS ALGER GROWTH RETIREMENT PORTFOLIO.

  $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

         [Data below represents a line chart in the original document.]

                                     Alger
                                    LargeCap
                                     Growth       Russell 1000
                                Institutional I   Growth Index
                                ---------------   ------------
               11/8/93              $10000          $10000
               10/31/94              10380           10554
               10/31/95              14231           13642
               10/31/96              15396           16650
               10/31/97              19836           21721
               10/31/98              24878           27072
               10/31/99              35326           36344
               10/31/00              38955           39734
               10/31/01              28232           23867
               10/31/02              21120           19185
               10/31/03              25999           23369

   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index on November 8, 1993, the inception date of the Alger LargeCap Growth Institutional Class I shares. The figures for the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger LargeCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

  PERFORMANCE COMPARISON AS OF OCTOBER 31, 2003

                                                 AVERAGE ANNUAL RETURNS
                                         1 YEAR      5 YEARS    SINCE INCEPTION
                                     -------------------------------------------
Class I (INCEPTION 11/8/93) .........    23.10%       0.89%         10.05%
Russell 1000 Growth Index ...........    21.81%      (2.90)%         8.87%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03) .........       *           *           31.28%
Russell 1000 Growth Index ...........       *           *           26.71%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                                             -7-
THE ALGER INSTITUTIONAL FUND
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

    SHARES     COMMON STOCKS--98.9%                                      VALUE
   ---------                                                           --------
               BIOTECHNOLOGY--5.1%
      15,638   Amgen Inc.* ........................................  $   965,803
       8,100   Chiron Corporation* ................................      442,503
      29,650   Genentech, Inc.* ...................................    2,430,410
      14,750   Gilead Sciences, Inc.* .............................      805,055
                                                                     -----------
                                                                       4,643,771
                                                                     -----------
               CAPITAL MARKETS--3.4%
       9,100   Affiliated Managers Group, Inc.*+ ..................      659,750
      43,650   Mellon Financial Corporation .......................    1,303,826
      26,800   T. Rowe Price Group Inc. ...........................    1,102,820
                                                                     -----------
                                                                       3,066,396
                                                                     -----------
               COMMUNICATION EQUIPMENT--6.1%
     133,200   Cisco Systems, Inc.* ...............................    2,794,536
     117,400   Corning Incorporated* ..............................    1,289,052
      90,925   Nokia Oyj, ADR# ....................................    1,544,816
                                                                     -----------
                                                                       5,628,404
                                                                     -----------
               COMPUTERS & PERIPHERALS--5.3%
      44,275   Dell Inc.* .........................................    1,599,213
     103,400   EMC Corporation* ...................................    1,431,056
      47,700   Hewlett-Packard Company ............................    1,064,187
      35,100   Seagate Technology .................................      806,598
                                                                     -----------
                                                                       4,901,054
                                                                     -----------
               CONSUMER FINANCE--2.2%
      19,400   American Express Company ...........................      910,442
      18,800   Capital One Financial Corporation ..................    1,143,040
                                                                     -----------
                                                                       2,053,482
                                                                     -----------
               DIVERSIFIED FINANCIAL SERVICES--2.1%
      39,975   Citigroup Inc. .....................................    1,894,815
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--.9%
      26,050   BJ Services Company* ...............................      854,700
                                                                     -----------
               FOOD & STAPLES RETAILING--1.0%
      15,950   Wal-Mart Stores, Inc. ..............................      940,253
                                                                     -----------
               FREIGHT & LOGISTICS--1.1%
      13,300   United Parcel Service, Inc. Cl. B ..................      964,516
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--5.7%
       8,600   Alcon, Inc. ........................................      473,946
      28,475   Boston Scientific Corporation* .....................    1,928,327
      50,600   Medtronic, Inc. ....................................    2,305,842
       7,600   Varian Medical Systems, Inc.* ......................      485,944
                                                                     -----------
                                                                       5,194,059
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--2.6%
      13,900   Carnival Corporation ...............................      485,249
      25,700   International Game Technology ......................      841,675
      30,600   Starwood Hotels & Resorts Worldwide, Inc. ..........    1,032,138
                                                                     -----------
                                                                       2,359,062
                                                                     -----------

                                                                             -8-
THE ALGER INSTITUTIONAL FUND
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                          --------
               INDUSTRIAL CONGLOMERATES--4.7%
      57,050   General Electric Company ...........................  $ 1,655,021
     128,600   Tyco International Ltd. ............................    2,685,168
                                                                     -----------
                                                                       4,340,189
                                                                     -----------
               INSURANCE--2.0%
      29,750   American International Group, Inc. .................    1,809,692
                                                                     -----------
               INTERNET & CATALOG RETAIL--5.5%
      25,600   Amazon.com, Inc.*+ .................................    1,393,152
      52,100   eBay Inc.* .........................................    2,914,474
      12,600   NetFlix  Inc.*+ ....................................      721,980
                                                                     -----------
                                                                       5,029,606
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--3.3%
      68,300   Yahoo! Inc.* .......................................    2,984,710
                                                                     -----------
               MEDIA--5.1%
      67,650   Disney (Walt) Company ..............................    1,531,596
      47,000   Fox Entertainment Group, Inc. Cl. A* ...............    1,301,900
     111,300   General Motors Corporation Cl. H* ..................    1,828,659
                                                                     -----------
                                                                       4,662,155
                                                                     -----------
               OIL & GAS--1.9%
      36,725   Devon Energy Corporation ...........................    1,781,162
                                                                     -----------
               PHARMACEUTICALS--10.6%
      26,450   Abbott Laboratories ................................    1,127,299
      18,400   Allergan, Inc. .....................................    1,391,408
      56,900   Bristol-Myers Squibb Company .......................    1,443,553
      51,325   Johnson & Johnson ..................................    2,583,187
      20,600   Teva Pharmaceutical Industries Ltd. ADR# ...........    1,171,934
      22,300   Watson Pharmaceuticals Inc.* .......................      875,721
      25,850   Wyeth ..............................................    1,141,019
                                                                     -----------
                                                                       9,734,121
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--11.9%
      44,900   Analog Devices, Inc.* ..............................    1,990,417
      36,500   Applied Materials, Inc.* ...........................      853,005
      84,600   Intel Corporation ..................................    2,796,030
      74,100   Teradyne, Inc.* ....................................    1,687,998
      75,200   Texas Instruments Incorporated .....................    2,174,784
      45,200   Xilinx, Inc.* ......................................    1,432,840
                                                                     -----------
                                                                      10,935,074
                                                                     -----------
               SOFTWARE--8.7%
     143,050   Microsoft Corporation ..............................    3,740,758
      73,800   PeopleSoft, Inc.* ..................................    1,532,088
      55,000   Synopsys, Inc.* ....................................    1,744,600
      27,100   VERITAS Software Corporation* ......................      979,665
                                                                     -----------
                                                                       7,997,111
                                                                     -----------

                                                                             -9-
THE ALGER INSTITUTIONAL FUND
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   ---------                                                         --------
               SPECIALTY RETAIL--7.8%
      31,800   Best Buy Co., Inc.* ................................ $ 1,854,258
      57,800   Home Depot, Inc. ...................................   2,142,646
     103,700   The Gap, Inc. ......................................   1,978,596
      57,200   TJX Companies, Inc. ................................   1,200,628
                                                                    -----------
                                                                      7,176,128
                                                                    -----------
               WIRELESS TELECOMMUNICATION SERVICES--1.9%
      30,100   Nextel Communications, Inc. Cl. A* .................     728,420
      47,500   Vodafone Group PLC Sponsored ADR# ..................   1,004,625
                                                                    -----------
                                                                      1,733,045
                                                                    -----------
               Total Common Stocks
                 (Cost $77,821,676) ...............................  90,683,505
                                                                    -----------

   PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS--3.7%
   ---------
               U.S. AGENCY OBLIGATIONS--1.7%
$1,550,000.00  Federal National Mortgage Association, 0.93%,
                 11/3/03 (Cost $1,549,920) ........................   1,549,920
                                                                    -----------

    SHARES     OTHER SHORT-TERM INVESTMENTS--2.0%
   ---------
   1,889,400   Securities Lending Quality Trust
                 (Cost $1,889,400)(b) .............................   1,889,400
                                                                    -----------
               Total Short-Term Investments
                 (Cost $3,439,320) ................................   3,439,320
                                                                    -----------
Total Investments
  (Cost $81,260,996)(a) ................................  102.6%     94,122,825
Liabilities in Excess of Other Assets ..................   (2.6)     (2,401,774)
                                                          -----     -----------
Net Assets .............................................  100.0%    $91,721,051
                                                          =====     ===========




-----------
 *  Non-income producing security.
 +  Securities partially or fully on loan.
 #  American Depositary Receipts.
(a) At October 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $82,016,950, amounted to $12,105,875 which consisted of aggregate gross unrealized appreciation of $13,172,398 and aggregate gross unrealized depreciation of $1,066,523.
(b) Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

                                                                            -10-
  ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
  PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2003
  (UNAUDITED)

  $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

         [Data below represents a line chart in the original document.]

                                Alger Small Cap   Russell 2000
                                Institutional I   Growth Index
                                ---------------   ------------
               11/8/93              $10000          $10000
               10/31/94              10830           10005
               10/31/95              17999           12063
               10/31/96              19654           13671
               10/31/97              23388           16565
               10/31/98              22971           13940
               10/31/99              35085           18022
               10/31/00              38614           20934
               10/31/01              21678           14337
               10/31/02              17813           11246
               10/31/03              24519           16478

   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Cap Institutional Class I shares and the Russell 2000 Growth Index on November 8, 1993, the inception date of the Alger Small Cap Institutional Class I shares. The figures for the Alger Small Cap Institutional Class I shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger Small Cap Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

  PERFORMANCE COMPARISON AS OF OCTOBER 31, 2003

                                                 AVERAGE ANNUAL RETURNS

                                         1 YEAR       5 YEARS    SINCE INCEPTION
                                      ------------------------------------------
Class I (INCEPTION 11/8/93) .........    37.65%         1.31%          9.40%
Russell 2000 Growth Index ...........    46.53%         3.40%          5.13%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03) .........       *            *            40.39%
Russell 2000 Growth Index ...........       *            *            46.56%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                                            -11-
THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

    SHARES     COMMON STOCKS--94.8%                                     VALUE
   ---------                                                           -------
               AEROSPACE & DEFENSE--.8%
      14,450   Alliant Techsystems Inc.* ..........................  $   747,932
                                                                     -----------
               AIR FREIGHT & LOGISTICS--2.6%
      50,600   J.B. Hunt Transport Services, Inc.* ................    1,284,228
      57,830   Pacer International, Inc.* .........................    1,192,455
                                                                     -----------
                                                                       2,476,683
                                                                     -----------
               BIOTECHNOLOGY--5.4%
      65,550   Alkermes, Inc.* ....................................      850,183
      25,300   Gen-Probe Incorporated* ............................      677,281
      55,200   InterMune Inc.* ....................................    1,104,000
      30,750   Onyx Pharmaceuticals, Inc.* ........................      752,453
      56,200   QLT Inc.* ..........................................      868,290
      37,800   Telik, Inc.* .......................................      768,096
                                                                     -----------
                                                                       5,020,303
                                                                     -----------
               CAPITAL MARKETS--3.7%
      21,500   Affiliated Managers Group, Inc.* ...................    1,558,750
      32,600   Jefferies Group, Inc. ..............................    1,010,600
      34,500   National Financial Partners Corporation* ...........      934,950
                                                                     -----------
                                                                       3,504,300
                                                                     -----------
               COMMERCIAL BANKS--2.5%
      39,850   UCBH Holdings, Inc. ................................    1,423,044
      25,300   Westcorp ...........................................      956,846
                                                                     -----------
                                                                       2,379,890
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--3.2%
      14,700   Corinthian Colleges, Inc.* .........................      910,224
       2,500   CoStar Group Inc.* .................................       94,125
      17,400   Education Management Corporation* ..................    1,099,332
      12,100   First Marblehead Corporation (The)* ................      268,015
      23,300   Monster Worldwide Inc.* ............................      593,451
                                                                     -----------
                                                                       2,965,147
                                                                     -----------
               COMMUNICATION EQUIPMENT--3.7%
      47,600   Advanced Fibre Communications, Inc.* ...............    1,145,732
      11,450   Enterasys Networks, Inc.* ..........................       44,655
     253,900   Finisar Corporation* ...............................      787,090
      23,100   NetScreen Technologies, Inc.* ......................      614,922
      55,500   Tekelec* ...........................................      892,995
                                                                     -----------
                                                                       3,485,394
                                                                     -----------
               COMPUTERS & PERIPHERALS--2.5%
      23,850   Avid Technology, Inc.* .............................    1,233,999
      81,100   Maxtor Corporation* ................................    1,108,637
                                                                     -----------
                                                                       2,342,636
                                                                     -----------
               FOOD PRODUCTS--.9%
      22,400   American Italian Pasta Company Cl. A* ..............      856,576
                                                                     -----------

                                                                            -12-
THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           -------
               HEALTH CARE EQUIPMENT & SUPPLIES--7.1%
      60,450   ALARIS Medical Systems, Inc.* ......................  $   937,580
     197,300   Cardiac Science, Inc.* .............................      803,011
      67,150   Cytyc Corporation* .................................      868,250
      21,400   Dade Behring Holdings Inc.* ........................      654,198
      29,500   Fisher Scientific International Inc.* ..............    1,187,375
      54,600   Intuitive Surgical, Inc.* ..........................      791,154
      46,260   Wright Medical Group, Inc.* ........................    1,357,731
                                                                     -----------
                                                                       6,599,299
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--5.4%
      28,250   Kindred Healthcare, Inc.* ..........................    1,165,030
      22,000   Mid Atlantic Medical Services, Inc.* ...............    1,284,800
      43,500   VCA Antech, Inc.* ..................................    1,228,440
      54,600   VISX, Incorporated* ................................    1,324,596
                                                                     -----------
                                                                       5,002,866
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--4.8%
      29,375   Applebee's International, Inc. .....................    1,101,856
      29,600   Multimedia Games, Inc.* ............................    1,113,256
      20,600   P.F. Chang's China Bistro, Inc.* ...................    1,004,044
      41,000   Station Casinos, Inc. ..............................    1,219,750
                                                                     -----------
                                                                       4,438,906
                                                                     -----------
               INFORMATION TECHNOLOGY SERVICES--2.4%
      41,050   Alliance Data Systems Corporation* .................    1,140,369
      44,950   ManTech International Corporation Cl. A* ...........    1,099,477
                                                                     -----------
                                                                       2,239,846
                                                                     -----------
               INSURANCE--1.0%
      25,650   Arch Capital Group Ltd.* ...........................      936,225
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--8.2%
     105,100   Autobytel Inc.* ....................................    1,098,295
      48,700   Digital Insight Corporation* .......................    1,021,726
      36,500   DigitalNet Holdings, Inc.* .........................      843,515
      52,400   InfoSpace, Inc.* ...................................    1,366,592
      75,200   Netegrity, Inc.* ...................................      891,872
      73,000   Openwave Systems, Inc.* ............................      952,650
      17,900   SINA Corp.* ........................................      691,477
     101,600   ValueClick, Inc.* ..................................      818,896
                                                                     -----------
                                                                       7,685,023
                                                                     -----------
               LEISURE EQUIPMENT & PRODUCTS--1.1%
      29,350   Leapfrog Enterprises, Inc.*+ .......................    1,014,629
                                                                     -----------
               MACHINERY--1.5%
      42,300   Actuant Corporation Cl. A* .........................    1,363,752
                                                                     -----------
               MEDIA--2.2%
      18,640   Media General, Inc. Cl. A ..........................    1,231,172
      51,350   Radio One, Inc. Cl. A* .............................      823,141
                                                                     -----------
                                                                       2,054,313
                                                                     -----------

                                                                            -13-
THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           -------
               METALS & MINING--1.3%
     115,100   GrafTech International Ltd.* .......................  $ 1,195,889
                                                                     -----------
               OIL & GAS--2.5%
      18,400   Noble Energy, Inc. .................................      730,848
      20,000   Pogo Producing Company .............................      836,200
      27,600   Brown (Tom) Inc.* ..................................      745,752
                                                                     -----------
                                                                       2,312,800
                                                                     -----------
               PAPER & FOREST PRODUCTS--1.2%
      56,600   Louisiana-Pacific Corporation* .....................    1,076,532
                                                                     -----------
               PHARMACEUTICALS--5.5%
      23,700   Angiotech Pharmaceuticals, Inc.* ...................    1,083,801
      46,700   Medicines Company* .................................    1,244,555
      15,300   Pharmaceutical Resources, Inc.* ....................    1,105,884
      64,900   SICOR Inc.* ........................................    1,739,320
                                                                     -----------
                                                                       5,173,560
                                                                     -----------
               ROAD & RAIL--.1%
       6,100   Overnite Corporation* ..............................      135,176
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--10.1%
      46,600   Brooks Automation, Inc.* ...........................    1,162,670
      73,700   Fairchild Semiconductor International, Inc.* .......    1,665,620
      26,750   Integrated Circuit Systems, Inc.* ..................      897,997
      28,950   International Rectifier Corporation* ...............    1,381,784
       7,850   OmniVision Technologies, Inc.* .....................      445,880
      50,200   Photronics, Inc.* ..................................    1,081,308
      37,100   Power Integrations, Inc.* ..........................    1,291,822
      30,500   Varian Semiconductor Equipment Associates, Inc.* ...    1,474,675
                                                                     -----------
                                                                       9,401,756
                                                                     -----------
               SOFTWARE--6.2%
      51,150   Documentum, Inc.* ..................................    1,521,712
      23,025   Fair Isaac Corporation .............................    1,468,535
      33,300   Hyperion Solutions Corporation* ....................    1,115,217
      43,900   Quest Software, Inc.* ..............................      654,110
      72,700   Verity, Inc.* ......................................    1,021,435
                                                                     -----------
                                                                       5,781,009
                                                                     -----------
               SPECIALTY RETAIL--4.5%
      32,800   AnnTaylor Stores Corporation* ......................    1,174,240
      42,200   Charlotte Russe Holding Inc.* ......................      567,590
      35,500   PETCO Animal Supplies, Inc.* .......................    1,177,890
      40,075   Rent-A-Center, Inc.* ...............................    1,252,745
                                                                     -----------
                                                                       4,172,465
                                                                     -----------
               TEXTILES & APPAREL--1.2%
      16,550   Oxford Industries, Inc. ............................    1,133,674
                                                                     -----------

                                                                            -14-
THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   ---------                                                          -------
               THRIFTS & MORTGAGE FINANCE--3.2%
      94,283   Bank Mutual Corporation ............................ $ 1,115,367
      59,450   BankAtlantic Bancorp, Inc. Cl. A ...................     998,165
      17,400   Doral Financial Corp. ..............................     878,700
                                                                    -----------
                                                                      2,992,232
                                                                    -----------
               Total Common Stocks
                 (Cost $70,720,691) ...............................  88,488,813
                                                                    -----------


   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--6.7%
  ----------
               U.S. AGENCY OBLIGATIONS
  $6,275,000   Federal National Mortgage Association, 0.93%,
                 11/3/03 (Cost $6,274,676) ........................   6,274,676
                                                                    -----------
Total Investments
   (Cost $76,995,367)(a) ...............................  101.5%     94,763,489
Liabilities in Excess of Other Assets ..................   (1.5)     (1,393,578)
                                                          -----     -----------
Net Assets .............................................  100.0%    $93,369,911
                                                          =====     ===========












-----------
 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) At October 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $77,390,698, amounted to $17,372,791 which consisted of aggregate gross unrealized appreciation of $18,128,271 and aggregate gross unrealized depreciation of $755,480.


                       See Notes to Financial Statements.

                                                                            -15-
  ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
  PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2003 (UNAUDITED)

  $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

         [Data below represents a line chart in the original document.]

                           Alger MidCap
                              Growth        S&P MidCap   Russell Midcap
                         Institutional I    400 Index     Growth Index
                         ---------------    -----------   --------------
          11/8/93            $10000          $10000          $10000
          10/31/94            11660           10292           10311
          10/31/95            17968           12475           12811
          10/31/96            19088           14637           15111
          10/31/97            24544           19417           19822
          10/31/98            27366           20721           19286
          10/31/99            38966           25087           26552
          10/31/00            58951           33027           36819
          10/31/01            46839           28916           21066
          10/31/02            37780           27531           17356
          10/31/03            51895           35998           24177

   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Institutional Class I shares, the Russell Midcap Growth Index and the S&P MidCap 400 Index on November 8, 1993, the inception date of the Alger MidCap Growth Institutional Class I shares. Figures for the Alger MidCap Growth Institutional Class I shares, the Russell Midcap Growth Index (an unmanaged index of common stocks) and the S&P MidCap 400 Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger MidCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

  PERFORMANCE COMPARISON AS OF OCTOBER 31, 2003

                                                 AVERAGE ANNUAL RETURNS

                                         1 YEAR       5 YEARS    SINCE INCEPTION
                                      ------------------------------------------
Class I (INCEPTION 11/8/93) .........    37.36%        13.65%         17.94%
Russell Midcap Growth Index .........    39.31%         4.63%          9.25%
S&P MidCap 400 Index ................    30.75%        11.68%         13.69%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03) .........       *           *             43.71%
Russell Midcap Growth Index .........       *           *             38.64%
S&P MidCap 400 Index ................       *           *             32.15%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                                            -16-
THE ALGER INSTITUTIONAL FUND
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

    SHARES     COMMON STOCKS--88.4%                                     VALUE
   ---------                                                           -------
               AEROSPACE & DEFENSE--2.2%
     253,025   L-3 Communications Holdings, Inc.* .................  $11,826,389
                                                                     -----------
               BIOTECHNOLOGY--5.0%
     194,500   Celgene Corporation* ...............................    8,108,705
     263,400   Gen-Probe Incorporated* ............................    7,051,218
      57,400   Gilead Sciences, Inc.* .............................    3,132,892
      43,500   Invitrogen Corporation* ............................    2,766,165
     408,100   Millennium Pharmaceuticals, Inc.* ..................    6,496,952
                                                                     -----------
                                                                      27,555,932
                                                                     -----------
               CAPITAL MARKETS--3.6%
     117,329   Affiliated Managers Group, Inc.* ...................    8,506,352
   1,057,750   E*Trade Financial Corporation* .....................   10,894,825
                                                                     -----------
                                                                      19,401,177
                                                                     -----------
               COMMERCIAL BANKS--.4%
      95,950   Synovus Financial Corp. ............................    2,648,220
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--.8%
      69,650   Corinthian Colleges, Inc.* .........................    4,312,728
                                                                     -----------
               COMMUNICATION EQUIPMENT--3.7%
     113,900   Advanced Fibre Communications, Inc.* ...............    2,741,573
     666,100   CIENA Corporation* .................................    4,269,701
     412,500   Comverse Technology, Inc.* .........................    7,441,500
      91,800   Scientific Atlanta Inc. ............................    2,717,280
     371,200   Tellabs, Inc.* .....................................    2,795,136
                                                                     -----------
                                                                      19,965,190
                                                                     -----------
               COMPUTERS & PERIPHERALS--1.2%
     199,900   Maxtor Corporation* ................................    2,732,633
     253,000   PalmOne, Inc.* .....................................    3,625,490
                                                                     -----------
                                                                       6,358,123
                                                                     -----------
               CONSUMER FINANCE--1.0%
      86,600   Capital One Financial Corporation ..................    5,265,280
                                                                     -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
     268,850   Thermo Electron Corporation* .......................    5,909,323
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.1%
     144,975   Cooper Cameron Corporation* ........................    6,207,829
                                                                     -----------
               FOOD & STAPLES RETAILING--1.0%
      87,600   Whole Foods Market, Inc.* ..........................    5,189,424
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
     126,300   Varian Medical Systems, Inc.* ......................    8,075,622
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--7.0%
     246,700   Health Management Associates, Inc. Cl. A ...........    5,464,405
      69,800   Laboratory Corporation of America Holdings* ........    2,474,410
      85,700   Medco Health Solutions, Inc.* ......................    2,845,240
     246,350   Omnicare, Inc. .....................................    9,445,059
      92,600   Quest Diagnostics Incorporated* ....................    6,264,390
     461,000   VISX, Incorporated* ................................   11,183,860
                                                                     -----------
                                                                      37,677,364
                                                                     -----------

                                                                            -17-
THE ALGER INSTITUTIONAL FUND
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   ---------                                                          --------
               HOTELS, RESTAURANTS & LEISURE--6.6%
     179,400   Alliance Gaming Corporation* .......................  $ 4,350,450
     610,000   Hilton Hotels Corporation ..........................    9,662,400
     112,200   International Speedway Corporation Cl. A ...........    4,772,988
     122,600   MGM MIRAGE* ........................................    4,352,300
     209,300   Multimedia Games, Inc.*+ ...........................    7,871,773
     144,200   Starbucks Corporation* .............................    4,556,720
                                                                     -----------
                                                                      35,566,631
                                                                     -----------
               INFORMATION TECHNOLOGY SERVICES--1.4%
      93,000   Alliance Data Systems Corporation* .................    2,583,540
      86,200   BISYS Group, Inc. (The)* ...........................    1,232,660
     136,650   SunGard Data Systems Inc.* .........................    3,833,032
                                                                     -----------
                                                                       7,649,232
                                                                     -----------
               INSURANCE--1.8%
     284,500   Willis Group Holdings Limited ......................    9,473,850
                                                                     -----------
               INTERNET & CATALOG RETAIL--3.8%
     360,950   NetFlix Inc.*+ .....................................   20,682,435
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--1.4%
     203,600   SINA Corp.* ........................................    7,865,068
                                                                     -----------
               LEISURE EQUIPMENT & PRODUCTS--.6%
      96,200   Leapfrog Enterprises, Inc.*+ .......................    3,325,634
                                                                     -----------
               MACHINERY--.7%
     101,600   Dover Corporation ..................................    3,964,432
                                                                     -----------
               MEDIA--4.1%
      98,335   Entercom Communications Corp.* .....................    4,504,726
     823,900   Gemstar-TV Guide International, Inc.* ..............    3,864,091
     682,950   XM Satellite Radio Holdings Inc. Cl. A* ............   13,836,567
                                                                     -----------
                                                                      22,205,384
                                                                     -----------
               OIL & GAS--1.7%
     216,775   EOG Resources, Inc. ................................    9,134,899
                                                                     -----------
               PHARMACEUTICALS--3.7%
     121,800   Allergan, Inc. .....................................    9,210,516
      93,025   Mylan Laboratories Inc. ............................    2,246,554
     222,900   Watson Pharmaceuticals Inc.* .......................    8,753,283
                                                                     -----------
                                                                      20,210,353
                                                                     -----------
               ROAD & RAIL--1.3%
     207,100   Yellow Corporation* ................................    6,803,235
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--10.5%
     400,400   Altera Corporation * ...............................    8,100,092
     376,000   Cree, Inc.* ........................................    6,677,760
     257,300   Cypress Semiconductor Corporation* .................    5,521,658
     243,000   Novellus Systems, Inc. * ...........................   10,033,470
     156,800   Rambus Inc.* .......................................    3,882,368
     709,950   Skyworks Solutions, Inc.* ..........................    6,091,371

                                                                            -18-
THE ALGER INSTITUTIONAL FUND
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   ---------                                                         --------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
     541,800   Teradyne, Inc.* ................................... $ 12,342,204
     132,700   Xilinx, Inc.* .....................................    4,206,590
                                                                   ------------
                                                                     56,855,513
                                                                   ------------
               SOFTWARE--8.9%
     234,725   Amdocs Limited* ...................................    5,037,199
     194,400   BEA Systems, Inc.* ................................    2,702,160
     145,000   Fair Isaac Corporation ............................    9,248,100
      78,380   PalmSource, Inc.* .................................    2,992,565
     673,800   PeopleSoft, Inc.* .................................   13,988,088
     450,200   Synopsys, Inc.* ...................................   14,280,344
                                                                   ------------
                                                                     48,248,456
                                                                   ------------
               SPECIALTY RETAIL--9.0%
      70,800   Advance Auto Parts, Inc.* .........................    5,537,976
      75,700   AnnTaylor Stores Corporation* .....................    2,710,060
      92,250   Barnes & Noble, Inc.* .............................    2,749,050
     137,300   Best Buy Co., Inc.* ...............................    8,005,963
     144,300   Hot Topic, Inc.* ..................................    4,142,853
     308,600   Pacific Sunwear of California, Inc.* ..............    7,125,574
     232,250   TJX Companies, Inc. ...............................    4,874,928
     324,200   Tractor Supply Company* ...........................   13,587,222
                                                                   ------------
                                                                     48,733,626
                                                                   ------------
               TEXTILES, APPAREL & LUXURY GOODS--1.8%
      43,000   Coach, Inc.* ......................................    1,525,210
     189,300   Fossil, Inc.* .....................................    5,111,100
      87,700   Jones Apparel Group, Inc. .........................    3,025,650
                                                                   ------------
                                                                      9,661,960
                                                                   ------------
               TRADING COMPANIES & DISTRIBUTORS--.5%
      55,645   W. W. Grainger, Inc. ..............................    2,547,428
                                                                   ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.0%
     145,700   SpectraSite, Inc.* ................................    5,645,875
                                                                   ------------
               Total Common Stocks (Cost $415,386,392) ...........  478,966,612
                                                                   ------------
  PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--9.3%
  ----------
               U.S. AGENCY OBLIGATIONS
$50,250,000    Federal National Mortgage Association, 0.93%
                 11/3/03 (Cost $50,247,404) ......................   50,247,404
                                                                   ------------

Total Investments (Cost $465,633,796)(a) ................  97.7%    529,214,016
Other Assets in Excess of Liabilities ...................   2.3      12,318,106
                                                          -----    ------------
Net Assets .............................................. 100.0%   $541,532,122
                                                          =====    ============

-----------
 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) At October 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $467,014,654, amounted to $62,199,362 which consisted of aggregate gross unrealized appreciation of $69,654,858 and aggregate gross unrealized depreciation of $7,455,496.


                       See Notes to Financial Statements.

                                                                            -19-
  ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
  PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2003 (UNAUDITED)

  $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

         [Data below represents a line chart in the original document.]

                                 Alger Capital
                                  Appreciation    Russell 2000
                                Institutional I   Growth Index
                                ---------------  --------------
               11/8/93              $10000          $10000
               10/31/94              10080           10507
               10/31/95              15564           13487
               10/31/96              16515           16338
               10/31/97              20820           21180
               10/31/98              26672           25499
               10/31/99              49169           34143
               10/31/00              55631           37490
               10/31/01              35931           22740
               10/31/02              27641           18250
               10/31/03              34082           22510

   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index on November 8, 1993, the inception date of the Alger Capital Appreciation Institutional Class I shares. Figures for the Alger Capital Appreciation Institutional Class I shares and the
   Russell 3000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger Capital Appreciation Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

  PERFORMANCE COMPARISON AS OF OCTOBER 31, 2003

                                                  AVERAGE ANNUAL RETURNS
                                         1 YEAR       5 YEARS    SINCE INCEPTION
                                       -----------------------------------------
Class I shares (INCEPTION 11/8/93) ...   23.30%         5.03%         13.07%
Russell 3000 Growth Index ............   23.34%        (2.46)%         8.47%
--------------------------------------------------------------------------------
Class R shares (INCEPTION 1/27/03) ...     *             *            31.70%
Russell 3000 Growth Index ............     *             *            27.98%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                                            -20-
THE ALGER INSTITUTIONAL FUND
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

    SHARES     COMMON STOCKS--100.3%                                    VALUE
   ---------                                                          --------
               BIOTECHNOLOGY--7.8%
      32,100   Amgen Inc.* ........................................  $ 1,982,496
      64,600   Genentech, Inc.* ...................................    5,295,262
      27,800   Gilead Sciences, Inc.* .............................    1,517,324
      14,400   Invitrogen Corporation* ............................      915,696
      96,400   Millennium Pharmaceuticals, Inc.* ..................    1,534,688
      80,200   QLT Inc.*+ .........................................    1,239,090
                                                                     -----------
                                                                      12,484,556
                                                                     -----------
               CAPITAL MARKETS--1.5%
      79,100   Bank of New York Company, Inc. (The) ...............    2,467,129
                                                                     -----------
               COMMERCIAL BANKS--1.0%
      59,600   U.S. Bancorp .......................................    1,622,312
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.7%
      19,850   Apollo Group, Inc. Cl. A* ..........................    1,261,071
      56,100   Monster Worldwide Inc.* ............................    1,428,867
                                                                     -----------
                                                                       2,689,938
                                                                     -----------
               COMMUNICATION EQUIPMENT--9.8%
     171,500   Advanced Fibre Communications, Inc.* ...............    4,128,005
     396,600   CIENA Corporation* .................................    2,542,206
     156,600   Cisco Systems, Inc.* ...............................    3,285,468
     141,500   Comverse Technology, Inc.* .........................    2,552,660
     298,200   Corning Incorporated* ..............................    3,274,236
                                                                     -----------
                                                                      15,782,575
                                                                     -----------
               COMPUTERS & PERIPHERALS--2.2%
     181,400   EMC Corporation* ...................................    2,510,576
      11,900   SanDisk Corporation* ...............................      959,140
                                                                     -----------
                                                                       3,469,716
                                                                     -----------
               CONSUMER FINANCE--1.7%
      46,000   Capital One Financial Corporation ..................    2,796,800
                                                                     -----------
               DIVERSIFIED FINANCIAL SERVICES--2.6%
      88,500   Citigroup Inc. .....................................    4,194,900
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.1%
      72,200   Halliburton Company ................................    1,724,136
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--6.1%
      72,050   Boston Scientific Corporation* .....................    4,879,226
      53,600   Medtronic, Inc. ....................................    2,442,552
      13,400   Varian Medical Systems, Inc.* ......................      856,796
      25,400   Zimmer Holdings, Inc.* .............................    1,620,774
                                                                     -----------
                                                                       9,799,348
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--3.1%
      75,200   Health Management Associates, Inc. Cl. A ...........    1,665,680
      49,000   Medco Health Solutions, Inc.* ......................    1,626,800
      24,100   Quest Diagnostics Incorporated* ....................    1,630,365
                                                                     -----------
                                                                       4,922,845
                                                                     -----------

                                                                            -21-
THE ALGER INSTITUTIONAL FUND
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                          --------
               HOTELS, RESTAURANTS & LEISURE--1.2%
      60,400   International Game Technology ......................  $ 1,978,100
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--2.0%
     110,800   General Electric Company ...........................    3,214,308
                                                                     -----------
               INFORMATION TECHNOLOGY SERVICES--1.1%
      43,500   Paychex, Inc. ......................................    1,693,020
                                                                     -----------
               INSURANCE--1.5%
      39,700   American International Group, Inc. .................    2,414,951
                                                                     -----------
               INTERNET & CATALOG RETAIL--5.1%
      91,000   eBay Inc.* .........................................    5,090,540
      80,900   InterActiveCorp* ...................................    2,969,839
                                                                     -----------
                                                                       8,060,379
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--5.6%
      84,000   United Online, Inc.*+ ..............................    2,418,360
     149,100   Yahoo! Inc.* .......................................    6,515,670
                                                                     -----------
                                                                       8,934,030
                                                                     -----------
               MEDIA--5.9%
     157,500   Disney (Walt) Company ..............................    3,565,800
     115,000   General Motors Corporation Cl. H* ..................    1,889,450
     267,900   Time Warner Inc.* ..................................    4,096,191
                                                                     -----------
                                                                       9,551,441
                                                                     -----------
               PHARMACEUTICALS--5.6%
      29,900   Allergan, Inc. .....................................    2,261,038
      82,350   Mylan Laboratories Inc. ............................    1,988,752
      74,330   Pfizer Inc. ........................................    2,348,828
      43,200   Teva Pharmaceutical Industries Ltd. ADR# ...........    2,457,648
                                                                     -----------
                                                                       9,056,266
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--15.1%
     104,500   Applied Materials Inc.* ............................    2,442,165
     151,000   Broadcom Corporation Cl. A*+ .......................    4,824,450
      83,500   Intel Corporation ..................................    2,759,675
     105,800   Intersil Corporation Cl. A .........................    2,728,582
      83,400   Kulicke & Soffa Industries Inc.* ...................    1,224,312
     231,700   Micron Technology, Inc.* ...........................    3,322,578
      60,700   National Semiconductor Corporation* ................    2,466,241
      40,000   Novellus Systems, Inc.* ............................    1,651,600
      98,400   Texas Instruments Incorporated .....................    2,845,728
                                                                     -----------
                                                                      24,265,331
                                                                     -----------
               SOFTWARE--9.7%
     131,200   BEA Systems, Inc.* .................................    1,823,680
      16,100   Electronic Arts Inc.* ..............................    1,594,544
     155,000   Microsoft Corporation ..............................    4,053,250
     137,300   Oracle Corporation* ................................    1,642,108
     236,400   PeopleSoft, Inc.* ..................................    4,907,664
      44,600   VERITAS Software Corporation* ......................    1,612,290
                                                                     -----------
                                                                      15,633,536
                                                                     -----------

                                                                            -22-
THE ALGER INSTITUTIONAL FUND
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                            VALUE
   ---------                                                       --------
               SPECIALTY RETAIL--6.6%
     143,300   Circuit City Stores, Inc. ........................  $  1,367,082
     110,100   Home Depot, Inc. .................................     4,081,407
     114,000   Pacific Sunwear of California, Inc.* .............     2,632,260
     132,200   The Gap, Inc. ....................................     2,522,376
                                                                   ------------
                                                                     10,603,125
                                                                   ------------
               WIRELESS TELECOMMUNICATION SERVICES--2.3%
     114,200   Nextel Communications, Inc. Cl. A* ...............     2,763,640
      23,000   SpectraSite, Inc.* ...............................       891,250
                                                                   ------------
                                                                      3,654,890
                                                                   ------------
               Total Common Stocks
                 (Cost $140,524,852) ............................   161,013,632
                                                                   ------------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--6.2%
  ----------
               U.S. AGENCY OBLIGATIONS--.8%
  $1,300,000   Federal National Mortgage Association, 0.93%,
                 11/3/03 (Cost $1,299,933) ......................     1,299,933
                                                                   ------------

    SHARES     OTHER SHORT-TERM INVESTMENTS--5.4%
  ----------
   8,718,950   Security Lending Quality Trust
                 (Cost $8,718,950)(b) ...........................     8,718,950
                                                                   ------------
               Total Short-Term Investments
                 (Cost $10,018,883) .............................    10,018,883
                                                                   ------------
Total Investments
  (Cost $150,543,735)(a) ................................ 106.5%    171,032,515
Liabilities in Excess of Other Assets ...................  (6.5)    (10,397,676)
                                                          -----    ------------
Net Assets .............................................. 100.0%   $160,634,839
                                                          =====    ============






-----------
 *  Non-income producing security.
 +  Securities partially or fully on loan.
 #  American Depositary Receipts.
(a) At October 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $150,755,356 amounted to $20,277,159 which consisted of aggregate gross unrealized appreciation of $21,702,839 and aggregate gross unrealized depreciation of $1,425,680.
(b) Represents investments of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

                                                                            -23-
  ALGER BALANCED INSTITUTIONAL PORTFOLIO
  PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2003 (UNAUDITED)

  $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION DECEMBER 4, 2000

         [Data below represents a line chart in the original document.]

                     Alger Balanced   Lehman Gov't/Credit    Russell 1000
                    Institutional I      Bond Index          Growth Index
                    ---------------   -------------------    ------------
         12/4/00        $10000             $10000              $10000
        10/31/01          8200              11317                7067
        10/31/02          6670              11937                5680
        10/31/03          7410              12674                6919

   The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Balanced Institutional Class I shares, the Russell 1000 Growth Index and the Lehman Gov't/Credit Bond Index on December 4, 2000, the inception date of the Alger Balanced Institutional Class I shares, through October 31, 2003. Figures for the Alger Balanced Institutional Class I shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Lehman Gov't/Credit Bond Index (an unmanaged index of government and corporate bonds) include reinvestment of dividends and/or interest. Performance for the Alger Balanced Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

  PERFORMANCE COMPARISON AS OF OCTOBER 31, 2003

                                                        AVERAGE ANNUAL RETURNS

                                                     1 YEAR      SINCE INCEPTION
                                                  ------------------------------
Class I shares (INCEPTION 12/4/00) ..............      11.09%        (9.79)%
Russell 1000 Growth Index .......................      21.81%       (11.90)%
Lehman Gov't/Credit Bond Index ..................       6.18%         8.50%
--------------------------------------------------------------------------------
Class R shares (INCEPTION 1/27/03) ..............        *           14.77%
Russell 1000 Growth Index .......................        *           23.95%
Lehman Gov't/Credit Bond Index ..................        *            3.79%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                                            -24-
THE ALGER INSTITUTIONAL FUND
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

    SHARES     COMMON STOCKS--53.9%                                     VALUE
   ---------                                                           -------
               BIOTECHNOLOGY--2.9%
         130   Amgen Inc.* ........................................  $     8,029
         100   Chiron Corporation* ................................        5,463
         285   Genentech, Inc.* ...................................       23,361
         100   Gilead Sciences, Inc.* .............................        5,458
                                                                     -----------
                                                                          42,311
                                                                     -----------
               CAPITAL MARKETS--1.8%
          80   Affiliated Managers Group, Inc.* ...................        5,800
         350   Mellon Financial Corporation .......................       10,455
         250   T. Rowe Price Group Inc. ...........................       10,288
                                                                     -----------
                                                                          26,543
                                                                     -----------
               COMMUNICATION EQUIPMENT--3.5%
       1,130   Cisco Systems, Inc.* ...............................       23,707
       1,300   Corning Incorporated* ..............................       14,274
         775   Nokia Oyj, ADR# ....................................       13,167
                                                                     -----------
                                                                          51,148
                                                                     -----------
               COMPUTERS & PERIPHERALS--2.9%
         430   Dell Inc.* .........................................       15,532
         850   EMC Corporation* ...................................       11,764
         400   Hewlett-Packard Company ............................        8,924
         300   Seagate Technology .................................        6,894
                                                                     -----------
                                                                          43,114
                                                                     -----------
               CONSUMER FINANCE--1.4%
         200   American Express Company ...........................        9,386
         200   Capital One Financial Corporation ..................       12,160
                                                                     -----------
                                                                          21,546
                                                                     -----------
               DIVERSIFIED FINANCIAL SERVICES--1.0%
         315   Citigroup Inc. .....................................       14,931
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--.5%
         225   BJ Services Company* ...............................        7,382
                                                                     -----------
               FOOD & STAPLES RETAILING--.7%
         175   Wal-Mart Stores, Inc. ..............................       10,316
                                                                     -----------
               FREIGHT & LOGISTICS--.7%
         150   United Parcel Service, Inc. Cl. B ..................       10,878
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
         115   Alcon, Inc. ........................................        6,338
         210   Boston Scientific Corporation* .....................       14,221
         400   Medtronic, Inc. ....................................       18,228
         100   Varian Medical Systems, Inc.* ......................        6,394
                                                                     -----------
                                                                          45,181
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--1.4%
         100   Carnival Corporation ...............................        3,491
         225   International Game Technology ......................        7,369
         300   Starwood Hotels & Resorts Worldwide, Inc. ..........       10,119
                                                                     -----------
                                                                          20,979
                                                                     -----------

                                                                            -25-
THE ALGER INSTITUTIONAL FUND
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           -------
               INDUSTRIAL CONGLOMERATES--2.6%
         500   General Electric Company ...........................  $    14,505
       1,100   Tyco International Ltd. ............................       22,968
                                                                     -----------
                                                                          37,473
                                                                     -----------
               INSURANCE--.8%
         185   American International Group, Inc. .................       11,254
                                                                     -----------
               INTERNET & CATALOG RETAIL--2.9%
         250   Amazon.com, Inc.* ..................................       13,605
         430   eBay Inc.* .........................................       24,054
         100   NetFlix Inc.* ......................................        5,730
                                                                     -----------
                                                                          43,389
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--1.6%
         550   Yahoo! Inc.* .......................................       24,035
                                                                     -----------
               MEDIA--2.7%
         550   Disney (Walt) Company ..............................       12,452
         400   Fox Entertainment Group, Inc. Cl. A* ...............       11,080
         950   General Motors Corporation Cl. H* ..................       15,609
                                                                     -----------
                                                                          39,141
                                                                     -----------
               OIL & GAS--1.0%
         300   Devon Energy Corporation ...........................       14,550
                                                                     -----------
               PHARMACEUTICALS--6.0%
         175   Abbott Laboratories ................................        7,458
         200   Allergan, Inc. .....................................       15,124
         500   Bristol-Myers Squibb Company .......................       12,685
         480   Johnson & Johnson ..................................       24,158
         200   Teva Pharmaceutical Industries Ltd. ADR# ...........       11,378
         150   Watson Pharmaceuticals Inc.* .......................        5,891
         250   Wyeth ..............................................       11,035
                                                                     -----------
                                                                          87,729
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--6.4%
         400   Analog Devices, Inc.* ..............................       17,732
         300   Applied Materials, Inc.* ...........................        7,011
         750   Intel Corporation ..................................       24,787
         600   Teradyne, Inc.* ....................................       13,668
         600   Texas Instruments Incorporated .....................       17,352
         400   Xilinx, Inc.* ......................................       12,680
                                                                     -----------
                                                                          93,230
                                                                     -----------
               SOFTWARE--4.7%
       1,200   Microsoft Corporation ..............................       31,380
         600   PeopleSoft, Inc.* ..................................       12,456
         490   Synopsys, Inc.* ....................................       15,543
         250   VERITAS Software Corporation* ......................        9,037
                                                                     -----------
                                                                          68,416
                                                                     -----------

                                                                            -26-
THE ALGER INSTITUTIONAL FUND
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           -------
               SPECIALTY RETAIL--4.3%
         300   Best Buy Co., Inc.* ................................  $    17,493
         500   Home Depot, Inc. ...................................       18,535
         900   The Gap, Inc. ......................................       17,172
         450   TJX Companies, Inc. ................................        9,446
                                                                     -----------
                                                                          62,646
                                                                     -----------
               WIRELESS TELECOMMUNICATION SERVICES--1.0%
         250   Nextel Communications, Inc. Cl. A* .................        6,050
         400   Vodafone Group PLC Sponsored ADR# ..................        8,460
                                                                     -----------
                                                                          14,510
                                                                     -----------
               Total Common Stocks
                 (Cost $677,121) ..................................      790,702
                                                                     -----------

   PRINCIPAL
    AMOUNT     CORPORATE BONDS--5.8%
   ---------
               AEROSPACE & DEFENSE--.4%
     $ 5,000   United Technologies, 4.875%, 11/1/06 ...............        5,313
                                                                     -----------
               AUTO EQUIPMENT & SERVICES--.3%
       4,000   Hertz Corp., 4.70%, 10/2/06 ........................        3,954
                                                                     -----------
               AUTOMOTIVE--.9%
       4,000   Ford Motor Credit Company, 6.875%, 2/1/06 ..........        4,189
       4,000   General Motors Acceptance Corp., 4.50%, 7/15/06 ....        4,063
       5,000   General Motors Acceptance Corp., 8.00%, 11/1/31 ....        5,157
                                                                     -----------
                                                                          13,409
                                                                     -----------
               CAPITAL MARKETS--.2%
       3,000   J.P. Morgan Chase & Co., 3.625%, 5/1/08 ............        2,999
                                                                     -----------
               COMMERCIAL BANKS--.2%
       3,000   Bank One Corp., 2.625%, 6/30/08 ....................        2,865
                                                                     -----------
               COMPUTERS & PERIPHERALS--.4%
       4,000   International Business Machines
                 Corporation, 8.38%, 11/1/19 ......................        5,220
                                                                     -----------
               DIVERSIFIED TELECOMMUNICATION SERVICES--.9%
       3,000   Bell South Capital Funding Corp., 7.875%, 2/15/30 ..        3,618
       3,000   Sprint Capital Corp., 6.00%, 1/15/07 ...............        3,182
       6,000   Verizon New York Inc., Series A, 6.875%, 4/1/12 ....        6,595
                                                                     -----------
                                                                          13,395
                                                                     -----------
               FOOD CHAIN--.2%
       3,000   Fred Meyer Inc., Senior Note, 7.45%, due 3/1/08 ....        3,414
                                                                     -----------
               FOOD PRODUCTS--.3%
       3,000   Kraft Foods Inc., 6.25%, 6/1/12 ....................        3,238
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--1.0%
      16,000   General Electric Company, 5.00%, 2/1/13 ............       16,131
                                                                     -----------
               INSURANCE--.3%
       4,000   GE Global Insurance, 7.75%, 6/15/30 ................        4,637
                                                                     -----------

                                                                            -27-
THE ALGER INSTITUTIONAL FUND
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

   PRINCIPAL
    AMOUNT     CORPORATE BONDS (CONTINUED)                              VALUE
   ---------                                                           -------
               MEDIA--.7%
    $  5,000   Cox Enterprises, Inc., 4.375%, 5/1/08(a) ...........  $     5,061
       5,000   Liberty Media Corporation Floating Rate Note,
                 2.64%, 9/17/06 ...................................        4,984
                                                                     -----------
                                                                          10,045
                                                                     -----------
               Total Corporate Bonds
                 (Cost $86,894) ...................................       84,620
                                                                     -----------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--34.8%
               Federal National Mortgage Association,
      18,000   1.875%, 9/15/05 ....................................       17,974
       7,000   3.25%, 8/15/08 .....................................        6,922
       7,000   4.625%, 10/15/13 ...................................        6,916
               U.S. Treasury Bonds,
      13,000   7.25%, 5/15/16 .....................................       16,114
       6,000   6.25%, 8/15/23 .....................................        6,773
     103,000   5.375%, 2/15/31 ....................................      106,472
               U.S. Treasury Notes,
     100,000   2.125%, 10/31/04 ...................................      100,891
      37,000   3.50%, 11/15/06 ....................................       38,200
      97,000   3.25%, 8/15/07 .....................................       98,701
      62,000   2.625%, 5/15/08 ....................................       60,796
      10,000   3.125%, 9/15/08 ....................................        9,958
      40,000   4.375%, 8/15/12 ....................................       40,618
                                                                     -----------
               Total U.S. Government & Agency Obligations
                 (Cost $519,200) ..................................      510,335
                                                                     -----------
Total Investments
  (Cost $1,283,215)(b) ..................................   94.5%      1,385,657
Other assets in Excess of liabilities ...................    5.5          81,020
                                                           -----     -----------
Total Net Assets ........................................  100.0%    $ 1,466,677
                                                           =====     ===========







-----------
 *  Non-income producing security.
 #  American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At October 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,291,585, amounted to $94,072 which consisted of aggregate gross unrealized appreciation of $117,264 and aggregate gross unrealized depreciation of $23,192.


                       See Notes to Financial Statements.

                                                                            -28-
  ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
  PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2003 (UNAUDITED)

  $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION DECEMBER 4, 2000

         [Data below represents a line chart in the original document.]

                                 Alger Socially
                                  Responsible
                                     Growth        Russell 3000
                                Institutional I    Growth Index
                                ---------------    ------------
               12/4/00              $10000           $10000
               10/31/01               6370             7305
               10/31/02               4430             5863
               10/31/03               5380             7232

   The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Socially Responsible Growth Institutional Class I shares and the Russell 3000 Growth Index on December 4, 2000, the inception date of the Alger Socially Responsible Growth Institutional Class I shares, through October 31, 2003. Figures for the Alger Socially Responsible Growth Institutional Class I shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger Socially Responsible Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

  PERFORMANCE COMPARISON AS OF OCTOBER 31, 2003

                                                        AVERAGE ANNUAL RETURNS

                                                      1 YEAR     SINCE INCEPTION
                                                   -----------------------------
Class I (INCEPTION 12/4/00) ......................    21.44%        (19.19)%
Russell 3000 Growth Index ........................    23.34%        (10.55)%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03) ......................      *            30.02%
Russell 3000 Growth Index ........................      *            27.98%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                                            -29-
THE ALGER INSTITUTIONAL FUND
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

    SHARES     COMMON STOCKS--98.5%                                     VALUE
   ---------                                                           -------
               BIOTECHNOLOGY--7.7%
         250   Amgen Inc.* ........................................  $    15,439
         500   Genentech, Inc.* ...................................       40,985
         250   Gilead Sciences, Inc.* .............................       13,645
         150   Invitrogen Corporation* ............................        9,539
         800   Millennium Pharmaceuticals, Inc.* ..................       12,736
         700   QLT Inc.* ..........................................       10,815
                                                                     -----------
                                                                         103,159
                                                                     -----------
               CAPITAL MARKETS--1.6%
         700   Bank of New York Company, Inc. (The) ...............       21,833
                                                                     -----------
               COMMERCIAL BANKS--1.0%
         500   U.S. Bancorp .......................................       13,610
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.5%
         150   Apollo Group, Inc. Cl. A* ..........................        9,530
         400   Monster Worldwide Inc.* ............................       10,188
                                                                     -----------
                                                                          19,718
                                                                     -----------
               COMMUNICATION EQUIPMENT--10.0%
       1,500   Advanced Fibre Communications, Inc.* ...............       36,105
       3,300   CIENA Corporation* .................................       21,153
       1,300   Cisco Systems, Inc.* ...............................       27,273
       1,250   Comverse Technology, Inc.* .........................       22,550
       2,500   Corning Incorporated* ..............................       27,450
                                                                     -----------
                                                                         134,531
                                                                     -----------
               COMPUTERS & PERIPHERALS--2.1%
       1,500   EMC Corporation* ...................................       20,760
         100   SanDisk Corporation* ...............................        8,060
                                                                     -----------
                                                                          28,820
                                                                     -----------
               CONSUMER FINANCE--1.8%
         400   Capital One Financial Corporation ..................       24,320
                                                                     -----------
               DIVERSIFIED FINANCIAL SERVICES--2.6%
         750   Citigroup Inc. .....................................       35,550
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.2%
         650   Halliburton Company ................................       15,522
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--6.0%
         600   Boston Scientific Corporation* .....................       40,632
         450   Medtronic, Inc. ....................................       20,507
         100   Varian Medical Systems, Inc.* ......................        6,394
         200   Zimmer Holdings, Inc.* .............................       12,762
                                                                     -----------
                                                                          80,295
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--3.1%
         650   Health Management Associates, Inc. Cl. A ...........       14,398
         400   Medco Health Solutions, Inc.* ......................       13,280
         200   Quest Diagnostics Incorporated* ....................       13,530
                                                                     -----------
                                                                          41,208
                                                                     -----------

                                                                            -30-
THE ALGER INSTITUTIONAL FUND
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           -------
               INDUSTRIAL CONGLOMERATES--1.9%
         900   General Electric Company ...........................  $    26,109
                                                                     -----------
               INFORMATION TECHNOLOGY SERVICES--1.2%
         400   Paychex, Inc. ......................................       15,568
                                                                     -----------
               INSURANCE--1.5%
         325   American International Group, Inc. .................       19,770
                                                                     -----------
               INTERNET & CATALOG RETAIL--5.1%
         800   eBay Inc.* .........................................       44,752
         650   InterActiveCorp* ...................................       23,862
                                                                     -----------
                                                                          68,614
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--5.6%
         700   United Online, Inc.* ...............................       20,152
       1,250   Yahoo! Inc.* .......................................       54,625
                                                                     -----------
                                                                          74,777
                                                                     -----------
               MEDIA--5.9%
       1,300   Disney (Walt) Company ..............................       29,432
         950   General Motors Corporation Cl. H* ..................       15,608
       2,200   Time Warner Inc.* ..................................       33,638
                                                                     -----------
                                                                          78,678
                                                                     -----------
               PHARMACEUTICALS--5.5%
         200   Allergan, Inc. .....................................       15,124
         650   Mylan Laboratories Inc. ............................       15,698
         650   Pfizer Inc. ........................................       20,540
         400   Teva Pharmaceutical Industries Ltd. ADR# ...........       22,756
                                                                     -----------
                                                                          74,118
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--15.3%
         900   Applied Materials, Inc.* ...........................       21,033
       1,250   Broadcom Corporation Cl. A* ........................       39,938
         700   Intel Corporation ..................................       23,135
         850   Intersil Corporation Cl. A .........................       21,921
         700   Kulicke & Soffa Industries Inc.* ...................       10,276
       1,950   Micron Technology, Inc.* ...........................       27,962
         550   National Semiconductor Corporation* ................       22,347
         350   Novellus Systems, Inc.* ............................       14,452
         850   Texas Instruments Incorporated .....................       24,582
                                                                     -----------
                                                                         205,646
                                                                     -----------
               SOFTWARE--9.2%
       1,100   BEA Systems, Inc.* .................................       15,290
         100   Electronic Arts Inc.* ..............................        9,904
       1,250   Microsoft Corporation ..............................       32,688
       1,100   Oracle Corporation* ................................       13,156
       1,950   PeopleSoft, Inc.* ..................................       40,481
         350   VERITAS Software Corporation* ......................       12,653
                                                                     -----------
                                                                         124,172
                                                                     -----------

                                                                            -31-
THE ALGER INSTITUTIONAL FUND
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           -------
               SPECIALTY RETAIL--6.5%
       1,200   Circuit City Stores, Inc. ..........................  $    11,448
         900   Home Depot, Inc. ...................................       33,363
         925   Pacific Sunwear of California, Inc.* ...............       21,359
       1,100   The Gap, Inc. ......................................       20,988
                                                                     -----------
                                                                          87,158
                                                                     -----------
               WIRELESS TELECOMMUNICATION SERVICES--2.2%
         900   Nextel Communications, Inc. Cl. A* .................       21,780
         200   SpectraSite, Inc.* .................................        7,750
                                                                     -----------
                                                                          29,530
                                                                     -----------
               Total Common Stocks
                 (Cost $1,159,433) ................................    1,322,706
                                                                     -----------
Total Investments
  (Cost $1,159,433)(a) ..................................   98.5%      1,322,706
Other Assets in Excess of Liabilities ...................    1.5          20,583
                                                           -----     -----------
Net Assets ..............................................  100.0%    $ 1,343,289
                                                           =====     ===========













-----------
 *  Non-income producing security.
 #  American Depositary Receipts.
(a) At October 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,159,433, amounted to 163,273 which consisted of aggregate gross unrealized appreciation of $175,461 and aggregate gross unrealized depreciation of $12,188.


                       See Notes to Financial Statements.

                                                                            -32-
ALGER INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                            Income from
                                                       Investment Operations
                                                     ------------------------
                                                                      Net
                                                                   Realized
                                                                     and                                   Net
                                        Net Asset        Net      Unrealized      Total   Distributions   Asset
                                         Value,      Investment      Gain         from        from       Value,
                                       Beginning       Income     (Loss) on    Investment  Net Realized  End of
                                        of Period      (Loss)     Investments  Operations    Gains       Period
                                       ----------    ----------   -----------  ---------- -------------  ------

ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO (i)

CLASS I

Year ended 10/31/03 ................     $ 8.70     $(0.03)(iii)    $ 2.04      $ 2.01      $   --      $10.71
Year ended 10/31/02 ................      11.63      (0.03)(iii)     (2.90)      (2.93)         --        8.70
Year ended 10/31/01 ................      17.15      (0.03)(iii)     (4.50)      (4.53)      (0.99)      11.63
Year ended 10/31/00 ................      17.17      (0.03)(iii)      1.92        1.89       (1.91)      17.15
Year ended 10/31/99 ................      12.37      (0.05)           5.23        5.18       (0.38)      17.17

CLASS R

From 1/27/03 to 10/31/03(ii)(iv) ...     $ 8.12     $(0.06)(iii)    $ 2.60      $ 2.54          --      $10.66

ALGER SMALL CAP INSTITUTIONAL PORTFOLIO

CLASS I

Year ended 10/31/03 ................     $10.97     $(0.12)(iii)    $ 4.25      $ 4.13      $   --      $15.10
Year ended 10/31/02 ................      13.35      (0.13)(iii)     (2.25)      (2.38)         --       10.97
Year ended 10/31/01 ................      23.78      (0.08)(iii)    (10.35)     (10.43)         --       13.35
Year ended 10/31/00 ................      22.82      (0.06)(iii)      2.50        2.44       (1.48)      23.78
Year ended 10/31/99 ................      16.37      (0.12)(iii)      8.65        8.53       (2.08)      22.82

CLASS R

From 1/27/03 to 10/31/03(ii)(iv) ...     $10.72     $(0.14)(iii)    $ 4.47      $ 4.33          --      $15.05

ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO

CLASS I

Year ended 10/31/03 ................     $10.76     $(0.11)(iii)    $ 4.13      $ 4.02      $   --      $14.78
Year ended 10/31/02 ................      13.34      (0.10)(iii)     (2.48)      (2.58)         --       10.76
Year ended 10/31/01 ................      17.53      (0.08)(iii)     (3.44)      (3.52)      (0.67)      13.34
Year ended 10/31/00 ................      11.80      (0.04)(iii)      6.07        6.03       (0.30)      17.53
Year ended 10/31/99 ................       8.83      (0.05)(iii)      3.78        3.73       (0.76)      11.80

CLASS R

From 1/27/03 to 10/31/03(ii)(iv) ...     $10.25     $(0.14)(iii)    $ 4.62      $ 4.48          --      $14.73



-----------
(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Portfolio was the Alger Growth Retirement Portfolio.
(ii)  Commenced operations January 27, 2003.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statements.

                          Ratios/Supplemental Data
                 ---------------------------------------------
                                         Ratio of
                   Net        Ratio of      Net
                  Assets,     Expenses  Investment
                  End of         to       Income
                  Period       Average  (Loss) to    Portfolio
        Total     (000's        Net      Average     Turnover
       Return    omitted)      Assets   Net Assets      Rate
       ------    --------     --------  ----------   ---------





        23.1%    $ 91,588       1.14%     (0.31)%    255.49%
       (25.2)     108,660       1.14      (0.24)     202.07
       (27.5)      97,308       1.09      (0.20)      89.54
        10.3      126,573       1.06      (0.16)     101.29
        42.0       72,746       1.07      (0.39)     143.80



        31.3%    $    133       1.62%     (0.84)%    255.49%





        37.7%    $ 93,300       1.24%     (0.99)%    139.97%
       (17.8)      62,780       1.25      (1.01)     138.01
       (43.9)      86,790       1.19      (0.46)     191.89
        10.1      187,973       1.17      (0.23)     242.45
        52.7       63,711       1.02      (0.57)     193.32



        40.4%    $     70       1.74%     (1.49)%    139.97%





        37.4%    $540,742       1.17%     (0.89)%    217.33%
       (19.3)     215,727       1.17      (0.81)     284.69
       (20.6)     217,153       1.13      (0.51)     130.93
        51.3      177,566       1.12      (0.24)     113.14
        42.4       28,233       1.23      (0.49)     165.68



        43.7%    $    790       1.66%     (1.40)%    217.33%

                                                                            -34-
ALGER INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                            Income from
                                                       Investment Operations
                                                     ------------------------
                                                                      Net
                                                                   Realized
                                                                     and                                   Net
                                        Net Asset        Net      Unrealized      Total   Distributions   Asset
                                         Value,      Investment      Gain         from        from       Value,
                                       Beginning       Income     (Loss) on    Investment  Net Realized  End of
                                        of Period      (Loss)     Investments  Operations    Gains       Period
                                       ----------    ----------   -----------  ---------- -------------  ------

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

CLASS I

Year ended 10/31/03 ................     $ 8.97     $(0.06)(iii)    $ 2.15      $ 2.09      $   --      $11.06
Year ended 10/31/02 ................      11.66      (0.08)(iii)     (2.61)      (2.69)         --        8.97
Year ended 10/31/01 ................      18.12      (0.03)(iii)     (6.37)      (6.40)      (0.06)      11.66
Year ended 10/31/00 ................      16.19      (0.09)(iii)      2.24        2.15       (0.22)      18.12
Year ended 10/31/99 ................       8.98      (0.09)(iii)      7.63        7.54       (0.33)      16.19

CLASS R

From 1/27/03 to 10/31/03(ii)(iv) ...     $ 8.36     $(0.08)(iii)    $ 2.73      $ 2.65          --      $11.01

ALGER BALANCED INSTITUTIONAL PORTFOLIO

CLASS I

Year ended 10/31/03 ................     $ 6.67     $(0.01)(iii)    $ 0.75      $ 0.74          --      $ 7.41
Year ended 10/31/02 ................       8.20      (0.39)(iii)     (1.14)      (1.53)         --        6.67
From 12/4/00 to 10/31/01(i)(iv) ....      10.00      (0.11)(iii)     (1.69)      (1.80)         --        8.20

CLASS R

From 1/27/03 to 10/31/03(ii)(iv) ...     $ 6.43     $(0.04)(iii)    $ 0.99      $ 0.95          --      $ 7.38

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO

CLASS I

Year ended 10/31/03 ................     $ 4.43     $(0.09)(iii)    $ 1.04      $ 0.95          --      $ 5.38
Year ended 10/31/02 ................       6.37      (0.77)(iii)     (1.17)      (1.94)         --        4.43
From 12/4/00 to 10/31/01(i)(iv) ....      10.00      (0.30)(iii)     (3.33)      (3.63)         --        6.37

CLASS R

From 1/27/03 to 10/31/03(ii)(iv) ...     $ 4.13     $(0.08)(iii)    $ 1.32      $ 1.24          --      $ 5.37


-----------
(i)   Commenced  operations December 4, 2000.
(ii)  Commenced operations January 27, 2003.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statements.

                          Ratios/Supplemental Data
                 ---------------------------------------------
                                         Ratio of
                   Net        Ratio of      Net
                  Assets,     Expenses  Investment
                  End of         to       Income
                  Period       Average  (Loss) to    Portfolio
        Total     (000's        Net      Average     Turnover
       Return    omitted)      Assets   Net Assets      Rate
       ------    --------     --------  ----------   ---------





       23.3%    $160,569        1.23%     (0.59)%    187.72%
      (23.1)     132,010        1.23      (0.73)     180.39
      (35.4)     187,187        1.18      (0.21)     104.17
       13.1      279,916        1.14      (0.43)     144.16
       84.3       96,711        1.29      (0.59)     155.40



       31.7%    $     66        1.72%     (1.01)%    187.72%





       11.1%    $  1,409        2.00%     (0.15)%    149.42%
      (18.7)         225        6.72      (5.21)     321.89
      (18.0)         108        3.13      (1.44)      15.99



       14.8%    $     58        2.56%     (0.74)%    149.42%





       21.4%    $  1,277        2.26%     (1.69)%    187.82%
      (30.5)          46       13.48     (13.17)     205.83
      (36.3)          77        5.31      (4.75)     114.33



       30.0%    $     66        2.92%     (2.29)%    187.82%

                                                                            -36-
THE ALGER INSTITUTIONAL FUND
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003


                                                              LargeCap
                                                               Growth         Small Cap
                                                             Portfolio        Portfolio
                                                           -------------    -------------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments ............   $  94,122,825    $  94,763,489
Cash ...................................................           3,397           26,591
Receivable for investment securities sold ..............         834,391        1,899,704
Receivable for shares of beneficial interest sold ......         117,821          306,579
Dividends and interest receivable ......................          67,585            4,289
Prepaid expenses .......................................           4,030            5,606
                                                           -------------    -------------
  Total Assets .........................................      95,150,049       97,006,258
                                                           -------------    -------------
LIABILITIES:
Payable for securities loaned ..........................       1,889,400               --
Payable for investment securities purchased ............              --        2,552,907
Payable for shares of beneficial interest redeemed .....       1,434,501          979,751
Accrued investment management fees .....................          59,933           66,361
Accrued transfer agent fees ............................           3,996            3,904
Accrued expenses .......................................          41,168           33,424
                                                           -------------    -------------
  Total Liabilities ....................................       3,428,998        3,636,347
                                                           -------------    -------------
NET ASSETS .............................................   $  91,721,051    $  93,369,911
                                                           =============    =============
Net Assets Consist of:
  Paid-in capital ......................................   $ 126,432,153    $ 170,023,722
  Accumulated net investment income (loss) .............              --               --
  Undistributed net realized gain (accumulated loss) ...     (47,572,931)     (94,421,933)
  Net unrealized appreciation (depreciation) ...........      12,861,829       17,768,122
                                                           -------------    -------------
NET ASSETS .............................................   $  91,721,051    $  93,369,911
                                                           =============    =============
Shares of beneficial interest outstanding--Note 6
  Class I ..............................................       8,554,611        6,177,773
                                                           =============    =============
  Class R ..............................................          12,457            4,664
                                                           =============    =============
Net Asset Value Per Share
  Class I ..............................................   $       10.71    $       15.10
                                                           =============    =============
  Class R ..............................................   $       10.66    $       15.05
                                                           =============    =============
*Identified cost .......................................   $  81,260,996    $  76,995,367
                                                           =============    =============












                       See Notes to Financial Statements.

                                                        Socially
      MidCap            Capital                        Responsible
      Growth         Appreciation      Balanced          Growth
     Portfolio         Portfolio       Portfolio        Portfolio
   -------------    -------------    -------------    -------------


   $ 529,214,016    $ 171,032,515    $   1,385,657    $   1,322,706
         435,815           31,818           67,429           35,300
      12,402,709        8,315,365            6,565           71,309
       2,439,307           89,011            3,308              279
              --          109,610            6,248              940
          26,847            6,891              355              587
   -------------    -------------    -------------    -------------
     544,518,694      179,585,210        1,469,562        1,431,121
   -------------    -------------    -------------    -------------

              --        8,718,950               --               --
       1,112,251       10,036,030               --           84,757
       1,298,503           11,440               --               --
         347,951          116,014              924              846
          21,747            6,824               62               56
         206,120           61,113            1,899            2,173
   -------------    -------------    -------------    -------------
       2,986,572       18,950,371            2,885           87,832
   -------------    -------------    -------------    -------------
   $ 541,532,122    $ 160,634,839    $   1,466,677    $   1,343,289
   =============    =============    =============    =============

   $ 507,276,723    $ 273,986,956    $   1,381,322    $   1,173,597
              --               --           (1,758)              --
     (29,324,821)    (133,840,897)         (15,329)           6,419
      63,580,220       20,488,780          102,442          163,273
   -------------    -------------    -------------    -------------
   $ 541,532,122    $ 160,634,839    $   1,466,677    $   1,343,289
   =============    =============    =============    =============

      36,575,429       14,522,712          190,153          237,596
   =============    =============    =============    =============
          53,652            5,981            7,776           12,335
   =============    =============    =============    =============

   $       14.78    $       11.06    $        7.41    $        5.38
   =============    =============    =============    =============
   $       14.73    $       11.01    $        7.38    $        5.37
   =============    =============    =============    =============
   $ 465,633,796    $ 150,543,735    $   1,283,215    $   1,159,433
   =============    =============    =============    =============

                                                                            -38-
THE ALGER INSTITUTIONAL FUND
STATEMENTS OF OPERATIONS
For the year ended October 31, 2003


                                               LargeCap
                                                Growth          Small Cap
                                               Portfolio        Portfolio
                                             -------------    -------------
INVESTMENT INCOME
Income:
  Dividends ..............................   $     649,407    $     124,455
  Interest ...............................          46,902           58,217
                                             -------------    -------------
   Total income ..........................         696,309          182,672
                                             -------------    -------------

Expenses:
  Management fees--Note 3(a) .............         627,529          612,415
  Shareholder servicing fees .............         209,176          180,122
  Custodian fees .........................          29,895           25,882
  Transfer agent fees--Note 3(d) .........          41,835           36,024
  Trustees' fees .........................           4,391            3,697
  Miscellaneous ..........................          44,492           35,224
                                             -------------    -------------
    Total Expenses .......................         957,318          893,364
                                             -------------    -------------
NET INVESTMENT INCOME (LOSS) .............        (261,009)        (710,692)
                                             -------------    -------------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
  Net realized gain on investments .......       1,152,603        6,987,791
  Net change in unrealized appreciation
    (depreciation) on investments ........      15,611,686       18,406,668
                                             -------------    -------------
  Net realized and unrealized gain
    on investments .......................      16,764,289       25,394,459
                                             -------------    -------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................   $  16,503,280    $  24,683,767
                                             =============    =============





                       See Notes to Financial Statements.

                                                        Socially
      MidCap           Capital                         Responsible
      Growth        Appreciation       Balanced          Growth
     Portfolio        Portfolio        Portfolio        Portfolio
   -------------    -------------    -------------    -------------


   $     530,355    $     786,294    $       5,091    $       6,324
         394,487           95,797           19,203              154
   -------------    -------------    -------------    -------------
         924,842          882,091           24,294            6,478
   -------------    -------------    -------------    -------------


       2,570,337        1,171,206            9,814            8,461
         803,230          344,472               --               --
          59,172           35,599            9,846           11,064
         160,646           68,895              654              564
          15,834            7,127               68               58
         160,985           65,523            6,058            5,663
   -------------    -------------    -------------    -------------
       3,770,204        1,692,822           26,440           25,810
   -------------    -------------    -------------    -------------
      (2,845,362)        (810,731)          (2,146)         (19,332)
   -------------    -------------    -------------    -------------


      56,150,560        6,960,195           38,966           71,228

      62,853,285       24,157,024           99,718          164,707
   -------------    -------------    -------------    -------------

     119,003,845       31,117,219          138,684          235,935
   -------------    -------------    -------------    -------------

   $ 116,158,483    $  30,306,488    $     136,538    $     216,603
   =============    =============    =============    =============

                                                                            -40-
THE ALGER INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2003


                                                       LargeCap
                                                        Growth           Small Cap
                                                       Portfolio         Portfolio
                                                     -------------     -------------
Net investment income (loss) ....................    $    (261,009)    $    (710,692)
Net realized gain on investments ................        1,152,603         6,987,791
Net change in unrealized appreciation
  (depreciation) on investments .................       15,611,686        18,406,668
                                                     -------------     -------------
Net increase in net assets resulting
  from operations ...............................       16,503,280        24,683,767
Increase (decrease) from shares
  of beneficial interest transactions:
  Class I .......................................      (33,554,980)        5,856,223
  Class R .......................................          113,202            50,000
                                                     -------------     -------------
Net increase (decrease) from shares
  of beneficial interest transactions--Note 6 ...      (33,441,778)        5,906,223
                                                     -------------     -------------
    Total increase (decrease) ...................      (16,938,498)       30,589,990
Net Assets:
  Beginning of year .............................      108,659,549        62,779,921
                                                     -------------     -------------
  End of year ...................................    $  91,721,051     $  93,369,911
                                                     =============     =============
Accumulated net investment loss .................    $          --     $          --
                                                     =============     =============


THE ALGER INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2002


                                                       LargeCap
                                                        Growth           Small Cap
                                                      Portfolio(i)       Portfolio
                                                     -------------     -------------
Net investment income (loss) ....................    $    (229,136)    $    (773,111)
Net realized loss on investments ................      (27,697,261)      (12,084,103)
Net change in unrealized appreciation
  (depreciation) on investments .................        1,175,696           240,343
                                                     -------------     -------------
Net decrease in net assets
  resulting from operations .....................      (26,750,701)      (12,616,871)
Net increase (decrease) from shares
  of beneficial interest
  transactions--Note 6 ..........................       38,102,406       (11,393,196)
                                                     -------------     -------------
    Total increase (decrease) ...................       11,351,705       (24,010,067)
Net Assets:
  Beginning of year .............................       97,307,844        86,789,988
                                                     -------------     -------------
  End of year ...................................    $ 108,659,549     $  62,779,921
                                                     =============     =============
Accumulated net investment loss .................    $          --     $          --
                                                     =============     =============

---------------
(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Portfolio was the Alger Growth Retirement Portfolio.



                       See Notes to Financial Statements.

                                                           Socially
      MidCap             Capital                          Responsible
      Growth          Appreciation       Balanced           Growth
     Portfolio          Portfolio        Portfolio         Portfolio
   -------------     -------------     -------------     -------------
   $  (2,845,362)    $    (810,731)    $      (2,146)    $     (19,332)
      56,150,560         6,960,195            38,966            71,228

      62,853,285        24,157,024            99,718           164,707
   -------------     -------------     -------------     -------------

     116,158,483        30,306,488           136,538           216,603


     208,938,090        (1,731,344)        1,055,634         1,029,125
         708,160            50,000            50,000            51,231
   -------------     -------------     -------------     -------------

     209,646,250        (1,681,344)        1,105,634         1,080,356
   -------------     -------------     -------------     -------------
     325,804,733        28,625,144         1,242,172         1,296,959

     215,727,389       132,009,695           224,505            46,330
   -------------     -------------     -------------     -------------
   $ 541,532,122     $ 160,634,839     $   1,466,677     $   1,343,289
   =============     =============     =============     =============
   $          --     $          --     $      (1,758)    $          --
   =============     =============     =============     =============






                                                           Socially
      MidCap             Capital                          Responsible
      Growth          Appreciation       Balanced           Growth
     Portfolio          Portfolio        Portfolio         Portfolio
   -------------     -------------     -------------     -------------
   $  (1,934,588)    $  (1,249,372)    $      (9,207)    $      (8,132)
     (55,077,406)      (47,548,125)          (43,449)          (17,379)

       4,572,841         7,506,733            11,714             5,649
   -------------     -------------     -------------     -------------

     (52,439,153)      (41,290,764)          (40,942)          (19,862)


      51,013,257       (13,886,073)          157,906           (11,288)
   -------------     -------------     -------------     -------------
      (1,425,896)      (55,176,837)          116,964           (31,150)

     217,153,285       187,186,532           107,541            77,480
   -------------     -------------     -------------     -------------
   $ 215,727,389     $ 132,009,695     $     224,505     $      46,330
   =============     =============     =============     =============
   $          --     $          --     $          --     $          --
   =============     =============     =============     =============

                                                                            -42-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1--GENERAL:

      The Alger Institutional Fund (the "Fund"), which was The Alger Retirement Fund prior to March 1, 2002, is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues an unlimited number of shares of beneficial interest in six portfolios--LargeCap Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio, Balanced Portfolio and Socially Responsible Growth Portfolio (the "Portfolios"). Prior to March 1, 2002, the LargeCap Growth Portfolio was the Growth Portfolio. The LargeCap Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Socially Responsible Growth Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

      Each Portfolio offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

                                                                            -43-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At October 31, 2003, the value of securities loaned and collateral received thereon were as follows:

                                                  VALUE OF
                                                 SECURITIES          VALUE OF
                                                   LOANED           COLLATERAL
                                                 -----------       -----------
LargeCap Growth Portfolio .....................  $ 1,824,592       $ 1,889,400
Small Cap Portfolio ...........................    1,014,630         1,039,632
MidCap Growth Portfolio .......................   29,337,070        32,936,718
Capital Appreciation
  Portfolio ...................................    8,485,430         8,718,950
Balanced Portfolio ............................           --                --
Socially Responsible
  Growth Portfolio ............................           --                --

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of net invest-

                                                                            -44-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ment income, net realized gain on investment transactions or paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2003, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio reclassified $261,009, $710,692, $2,845,362, $810,731, $388 and $19,332, respectively, from undistributed net investment income (accumulated loss) and $0, $0, $0, $0, $392 and $19,332, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2003, the net capital loss carryforwards of the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio which may be used to offset future net realized gains were approximately $46,816,979, $94,026,601, $27,943,965, $133,629,281, $8,862 and $0, respectively, and expire 2008 through
2010.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

LargeCap Growth Portfolio .........................  .75%
Small Cap Portfolio ...............................  .85
MidCap Growth Portfolio ...........................  .80

                                                                            -45-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Capital Appreciation Portfolio ....................  .85
Balanced Portfolio ................................  .75
Socially Responsible Growth Portfolio .............  .75

(b) DISTRIBUTION FEES: Class R Shares--The Fund has adopted a Distribution Plan pursuant to which Class R shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor and an affiliate of Alger Management (the "Distributor"), a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the year ended October 31, 2003, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio paid the Distributor commissions of $517,403, $173,161, $1,469,164, $492,784, $4,476 and $4,507, respectively, in connection with securities transactions.

(d) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 2003, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio incurred fees of $41,835, $36,024, $160,646, $68,895, $654 and $564, respectively, for services provided by Alger Services.

(e) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services. At October 31, 2003, Alger Management and its affiliates owned 41,969 shares, 24,046 shares, 52,972 shares, 11,243 shares and 3,640 shares of the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Balanced Portfolio, respectively.

NOTE 4--SECURITIES TRANSACTIONS:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 2003:

                                                   PURCHASES           SALES
                                                 ------------      ------------
LargeCap Growth Portfolio .....................  $201,088,642      $203,106,814
Small Cap Portfolio ...........................    98,675,081        94,667,534
MidCap Growth Portfolio .......................   799,198,930       644,952,674
Capital Appreciation Portfolio ................   259,265,981       245,023,536
Balanced Portfolio ............................     2,819,502         1,763,442
Socially Responsible
  Growth Portfolio ............................     2,890,416         1,842,991

                                                                            -46-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5--LINES OF CREDIT:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Portfolio may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 2003, the Portfolio had borrowings which averaged $25,616 at a weighted average interest rate of 1.53%.

NOTE 6--SHARE CAPITAL:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series is divided into two separate classes.

      During the year ended October 31, 2003, transactions of shares of beneficial interest were as follows:

                                                     SHARES           AMOUNT
                                                  ------------     ------------
LargeCap Growth Portfolio
 Class I
   Shares sold ...............................       3,441,255     $ 31,652,971
   Shares redeemed  ..........................      (7,375,519)     (65,207,951)
                                                  ------------     ------------
   Net decrease ..............................      (3,934,264)    $(33,554,980)
                                                  ============     ============
 Class R*
   Shares sold ...............................          12,585     $    114,463
   Shares redeemed ...........................            (128)          (1,261)
                                                  ------------     ------------
   Net increase ..............................          12,457     $    113,202
                                                  ============     ============
Small Cap Portfolio
 Class I
   Shares sold ...............................       2,571,061     $ 32,428,232
   Shares redeemed ...........................      (2,118,720)     (26,572,009)
                                                  ------------     ------------
   Net increase ..............................         452,341     $  5,856,223
                                                  ============     ============
 Class R*
   Shares sold ...............................           4,664     $     50,000
                                                  ============     ============

                                                                            -47-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                    SHARES            AMOUNT
                                                -------------     -------------
MidCap Growth Portfolio
 Class I
   Shares sold .............................       25,008,417     $ 310,763,082
   Shares redeemed .........................       (8,479,728)     (101,824,992)
                                                -------------     -------------
   Net increase ............................       16,528,689     $ 208,938,090
                                                =============     =============
 Class R*
   Shares sold .............................           56,993     $     754,543
   Shares redeemed .........................           (3,341)          (46,383)
                                                -------------     -------------
   Net increase ............................           53,652     $     708,160
                                                =============     =============
Capital Appreciation Portfolio
 Class I
   Shares sold .............................        5,572,926     $  54,110,955
   Shares redeemed .........................       (5,763,698)      (55,842,299)
                                                -------------     -------------
   Net decrease ............................         (190,772)    $  (1,731,344)
                                                =============     =============
 Class R*
   Shares sold .............................            5,981     $      50,000
                                                =============     =============
Balanced Portfolio
 Class I
   Shares sold .............................          167,211     $   1,126,128
   Shares redeemed .........................          (10,703)          (70,494)
                                                -------------     -------------
   Net increase ............................          156,508     $   1,055,634
                                                =============     =============
 Class R*
   Shares sold .............................            7,776     $      50,000
                                                =============     =============
Socially Responsible Growth Portfolio
 Class I
   Shares sold .............................          254,629     $   1,157,804
   Shares redeemed .........................          (27,498)         (128,679)
                                                -------------     -------------
   Net increase ............................          227,131     $   1,029,125
                                                =============     =============
 Class R*
   Shares sold .............................           12,335     $      51,231
                                                =============     =============

-----------
* Initially offered January 27, 2003.

                                                                            -48-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      During the year ended October 31, 2002, transactions of shares of beneficial interest were as follows:

                                                   SHARES             AMOUNT
                                                -------------     -------------
LargeCap Growth Portfolio
  Shares sold ..............................        6,419,729     $  62,640,855
  Shares redeemed ..........................       (2,299,828)      (24,538,449)
                                                -------------     -------------
  Net increase .............................        4,119,901     $  38,102,406
                                                =============     =============
Small Cap Portfolio
  Shares sold ..............................        2,520,386     $  32,558,156
  Shares redeemed ..........................       (3,294,748)      (43,951,352)
                                                -------------     -------------
  Net decrease .............................         (774,362)    $ (11,393,196)
                                                =============     =============
MidCap Growth Portfolio
  Shares sold ..............................       10,842,827     $ 140,338,726
  Shares redeemed ..........................       (7,075,491)      (89,325,469)
                                                -------------     -------------
  Net increase .............................        3,767,336     $  51,013,257
                                                =============     =============
Capital Appreciation Portfolio
  Shares sold ..............................        3,932,670     $  43,390,389
  Shares redeemed ..........................       (5,268,245)      (57,276,462)
                                                -------------     -------------
  Net decrease .............................       (1,335,575)    $ (13,886,073)
                                                =============     =============
Balanced Portfolio
  Shares sold ..............................           40,497     $     305,334
  Shares redeemed ..........................          (19,972)         (147,428)
                                                -------------     -------------
  Net increase .............................           20,525     $     157,906
                                                =============     =============
Socially Responsible Growth Portfolio
  Shares sold ..............................               55     $         352
  Shares redeemed ..........................           (1,761)          (11,640)
                                                -------------     -------------
  Net decrease .............................           (1,706)    $     (11,288)
                                                =============     =============

                                                                            -49-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

      During the year ended October 31, 2003 and the year ended October 31, 2002, there were no distributions paid.

      As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Portfolio
  Undistributed ordinary income ................................              --
  Undistributed long-term gain .................................              --
  Capital loss carryforward ....................................    $ 46,816,979
  Unrealized appreciation (depreciation) .......................      12,105,875

Small Cap Portfolio
  Undistributed ordinary income ................................              --
  Undistributed long-term gain .................................              --
  Capital loss carryforward ....................................    $ 94,026,601
  Unrealized appreciation (depreciation) .......................      17,372,791

MidCap Growth Portfolio
  Undistributed ordinary income ................................              --
  Undistributed long-term gain .................................              --
  Capital loss carryforward ....................................    $ 27,943,965
  Unrealized appreciation (depreciation) .......................      62,199,362

Capital Appreciation Portfolio
  Undistributed ordinary income ................................              --
  Undistributed long-term gain .................................              --
  Capital loss carryforward ....................................    $133,629,281
  Unrealized appreciation (depreciation) .......................      20,277,159

Balanced Portfolio
  Undistributed ordinary income ................................    $        145
  Undistributed long-term gain .................................              --
  Capital loss carryforward ....................................           8,862
  Unrealized appreciation (depreciation) .......................          94,072

Socially Responsible Growth Portfolio
  Undistributed ordinary income ................................    $      6,419
  Undistributed long-term gain .................................              --
  Capital loss carryforward ....................................              --
  Unrealized appreciation (depreciation) .......................         163,273

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                            -50-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8--REGULATORY MATTERS:

      The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted Alger Management in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these inquiries, Alger Management and its counsel have been investigating certain shareholder trading practices, both in the Fund and in other mutual funds that it manages (the "Funds"). Alger Management has assured the board that if it is determined that improper trading practices in the Fund detrimentally affected its performance, Alger Management will make restitution. At the present time, Alger Management is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial conditions.

      On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of Alger Management's immediate parent, in connection with alleged market timing arrangements with certain investors in the Fund. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger Management nor any of the Funds was a party to this proceeding.

      On October, 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against the Fund, Spectra Fund, various portfolios of the Fund, Alger Management, and the former vice chairman (the "fund defendants"), Veras Management Partners, LLP et al., in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger Management and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with a former vice chairman, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger Management breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger Management, and payment of the plaintiff's counsel and expert fees.

      Other related class actions have been commenced making substantially similar allegations on behalf of the same putative class. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

                                                                            -51-
THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against Alger Management, a former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York. In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by Alger Management and the former vice chairman and an alleged breach of fiduciary duty by Alger Management and the former vice chairman.

      Alger Management does not believe that the foregoing lawsuits will materially affect its ability to perform its management contracts with any of the funds that it manages, and the management of the Fund believes that it will not be materially adversely affected by the pending lawsuits.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of The Alger Institutional Fund:

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger Institutional Fund (comprising the LargeCap Growth Institutional, Small Cap Institutional, MidCap Growth Institutional, Capital Appreciation Institutional, Balanced Institutional and Socially Responsible Growth Institutional Portfolios) as of October 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended October 31, 2001 were audited by other auditors, whose report, dated November 30, 2001, expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Institutional Fund at October 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP


December 10, 2003

TRUSTEES AND OFFICERS OF THE FUND (UNAUDITED)

      Information about the Trustees and officers of the Fund is set forth below. In the table the term "Alger Fund Complex" refers to the Fund, The Alger Fund, The Alger American Fund, Spectra Fund, The China-U.S. Growth Fund and Castle Convertible Fund, Inc., each of which is a registered investment company managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. Unless otherwise noted, the address of each person named below is 111 Fifth Avenue, New York, NY 10003.

                                                                               Number of
                                                                              Portfolios
                                                                                in the
                                                                              Alger Fund
                                                                     Trustee    Complex
                                                                     and/or   which are
Name, Age, Position with                                             Officer   Overseen
 the Fund and Address             Principal Occupations               Since   by Trustee
-----------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Fred M. Alger III (68)      Chairman of the Board of Alger            1993        22
  Chairman of the Board     Associates, Inc. ("Associates"), Fred
                            Alger & Company, Incorporated ("Alger
                            Inc."), Alger Management, Alger
                            Properties, Inc. ("Properties"), Alger
                            Shareholder Services, Inc. ("Services"),
                            Alger Life Insurance Agency, Inc.
                            ("Agency"), Fred Alger International
                            Advisory S.A. ("International"), and
                            five of the six funds in the Alger Fund
                            Complex; Chairman of the Boards of Alger
                            SICAV ("SICAV") and Analysts Resources,
                            Inc. ("ARI").

Dan C. Chung (41)           President, Director and Chief Investment  2001        16
  President and             Officer of Alger Management; President
  Trustee                   and Director of Associates, Alger Inc.,
                            Properties, Services, Agency,
                            International, ARI and Trust;
                            Trustee/Director of four of the six
                            funds in the Alger Fund Complex.

Hilary M. Alger (42)        Trustee/Director of five of the six       2003        17
  Trustee                   funds in the Alger Fund Complex;
                            Associate Director of Development,
                            College of Arts and Sciences, University
                            of Virginia, formerly Director of
                            Development and Communications, Lenox
                            Hill Neighborhood House.

NON-INTERESTED TRUSTEES

Stephen E. O'Neil (71)      Attorney; Private investor since 1981;    1993        23
  Trustee                   Director of Brown-Forman Corporation;
                            Trustee/Director of the six funds in the
                            Alger Fund Complex; formerly of Counsel
                            to the law firm of Kohler & Barnes.

                                                                               Number of
                                                                              Portfolios
                                                                                in the
                                                                              Alger Fund
                                                                     Trustee    Complex
                                                                     and/or   which are
Name, Age, Position with                                             Officer   Overseen
 the Fund and Address             Principal Occupations               Since   by Trustee
-----------------------------------------------------------------------------------------
Charles F. Baird, Jr. (50)  Managing Partner of North Castle          2000        16
 Trustee                    Partners, a private equity securities
                            group; Chairman of Equinox, Leiner
                            Health Products, Elizabeth Arden Day
                            Spas, Grand Expeditions and EAS;
                            Trustee/Director of four of the six
                            funds in the Alger Fund Complex.
                            Formerly Managing Director of
                            AEA Investors, Inc.

Roger P. Cheever (58)       Associate Dean of Development, Harvard    2000        16
 Trustee                    University; Trustee/Director of four of
                            the six funds in the Alger Fund Complex.
                            Formerly Deputy Director of the Harvard
                            College Fund.

Lester L. Colbert, Jr. (69) Private investor; Trustee/Director of     2000        17
 Trustee                    five of the six funds in the Alger Fund
                            Complex. Formerly Chairman of the Board
                            and Chief Executive Officer of Xidex
                            Corporation.

Nathan E. Saint-Amand,      Medical doctor in private practice;       1993        23
 M.D.  (65)                 Co-Partner Fishers Island Partners;
 Trustee                    Member of the Board of the Manhattan
                            Institute; Trustee/Director of five of
                            the six funds in the Alger Fund Complex.
                            Formerly Co-Chairman Special Projects
                            Committee of Memorial Sloan Kettering.

OFFICERS

Frederick A. Blum (50)      Executive Vice President of Alger         1996       N/A
  Treasurer and             Management; Treasurer and Assistant
  Assistant Secretary       Secretary of the six funds in the Alger
                            Fund Complex. Executive Vice President,
                            Treasurer and Director of Trust.

Dorothy G. Sanders (48)     Senior Vice President, General Counsel    2000       N/A
  Secretary                 and Secretary of Alger, Inc., General
                            Counsel and Secretary of Associates,
                            Agency, Properties, Services, ARI and
                            Alger Management; Secretary of
                            International, and the six funds in the
                            Alger Fund Complex. Formerly Senior Vice
                            President, Fleet Financial Group.

      Messrs. Alger and Chung are "interested persons" (as defined in the Investment Company Act) of the Fund because of their affiliations with Alger Management. Mr. Chung is Mr. Alger's son-in-law. Ms. Alger is a daughter of Fred
M. Alger III. Ms. Alger is an "interested person" because she is an immediate family member of Mr. Alger. No Director is a director of any public company except as may be indicated under "Principal Occupations."

      The Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling (800) 992-3863.

NOTES:
------

NOTES:
------

NOTES:
------

NOTES:
------

NOTES:
------

THE ALGER INSTITUTIONAL FUND


111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com


INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

This report is submitted for the general information of the shareholders of The Alger Institutional Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

[LOGO]




ARIFI L1

[LOGO]    Alger Shareholder Services, Inc.
          30 Montgomery Street
          Jersey City, NJ 07302










ARIFI L2

ITEM 2.  CODE OF ETHICS.

       (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

       (b)  Not applicable.

       (c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

       (d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

       (e)  Not applicable.

       (f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

        On September 8, 2003, the Board of Trustees of the Registrant determined that Stephen E. O'Neil is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. O'Neil is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.  RESERVED


ITEM 9.  CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

        (b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)   (1) Code of Ethics as Exhibit EX-99.CODE ETH

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

      SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      The Alger Institutional Fund

      By: /s/Dan C. Chung
      ---------------------------
          Dan C. Chung
          President

      Date: December 16, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Dan C. Chung
      ---------------------------
          Dan C. Chung
          President

      Date: December 16, 2003

      By: /s/ Frederick A. Blum
      ---------------------------
          Frederick A. Blum
          Treasurer

      Date: December 16, 2003